As filed with the Securities and Exchange Commission on January 27, 2021
Securities Act Registration No. 333-173080
Investment Company Act Registration No. 811-22538

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 94
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 99
☒
(Check appropriate box or boxes.)

ADVISERS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 557-4100
Barbara J. Nelligan
50 S. LaSalle Street
Chicago, Illinois 60603

With copy to:
Michael V. Wible
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215-6101

Approximate date of proposed public offering:
It is proposed that this filing will become effective:
☐   Immediately upon filing pursuant to paragraph (b)
☒   On January 28, 2021 pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   On (date) pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHCM EMERGING MARKETS
OPPORTUNITIES FUND
Institutional Shares (Ticker: JOEMX)
Class I Shares (Ticker: JOEIX)
Class II Shares (Ticker: JOEAX)
JOHCM GLOBAL EQUITY FUND
Institutional Shares (Ticker: JOGIX)
Class I Shares (Ticker: JOGEX)
Class II Shares (Ticker: JOGAX) (Not currently offered)
JOHCM INTERNATIONAL SELECT FUND
Class I Shares (Ticker: JOHIX)
Class II Shares (Ticker: JOHAX)
JOHCM INTERNATIONAL SMALL CAP
EQUITY FUND
Institutional Shares (Ticker: JOSMX)
Class I Shares (Ticker: JOISX)
Class II Shares (Ticker: JOSAX)
JOHCM EMERGING MARKETS SMALL MID
CAP EQUITY FUND
Institutional Shares (Ticker: JOMMX)
Class I Shares (Ticker: JOMEX)
Class II Shares (Not currently offered)
Class III Shares (Not currently offered)
JOHCM INTERNATIONAL
OPPORTUNITIES FUND
Institutional Shares (Ticker: JOPSX)
Class I Shares (Not currently offered)
Class II Shares (Not currently offered)
JOHCM GLOBAL INCOME BUILDER FUND
Institutional Shares (Ticker: JOBIX)
Class I Shares (Ticker: JOFIX)
Class II Shares (Ticker: JOIIX)
JOHCM CREDIT INCOME FUND
Institutional Shares (Ticker: JOCEX)
Class I Shares (Ticker: JOCMX)
Class II Shares (Ticker: JOCIX)

PROSPECTUS DATED JANUARY 28, 2021

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHCM Emerging Markets Opportunities Fund
JOHCM Global Equity Fund
JOHCM International Select Fund
JOHCM International Small Cap Equity Fund
JOHCM Emerging Markets Small Mid Cap Equity Fund
JOHCM International Opportunities Fund
JOHCM Global Income Builder Fund
JOHCM Credit Income Fund
i

Fund Summary
JOHCM Emerging Markets Opportunities Fund
Class / Ticker  Institutional Shares JOEMX  Class I Shares JOEIX  Class II Shares JOEAX
Investment Objective
The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares
Management Fee	0.90%	0.90%	0.90%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses [1]	1.07%	1.17%	1.32%
1
Total Annual Fund Operating Expenses reflect a reduction in the Management Fee in the last fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$109	$340	$590	$1,306
Class I Shares	$119	$372	$644	$1,420
Class II Shares	$134	$418	$723	$1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 53.30% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of companies listed in, or whose principal business activities are located in, emerging markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights, and warrants. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. The Fund may invest in emerging market companies of any size, including small- and mid-capitalization companies in order to achieve its objective.
The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid, and less developed than emerging markets. In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are instruments issued by registered foreign institutional investors, usually non-U.S. based foreign brokers and domestic institutional brokers, to overseas investors who wish to invest in the Indian stock market without themselves registering with the Securities and Exchange Board of India.
The Fund’s investment style can be considered as growth at a reasonable price (“GARP”). GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund employs a combination of top-down and bottom-up research to assess potential investments in the Fund. The Adviser seeks to invest in companies that possess attractive fundamentals (for example, a company’s revenues, earnings, or management) and fit with the Adviser’s top-down country views within the emerging markets.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Geographic Concentration Risk.   The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Small-Cap and Mid-Cap Company Risk.   The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Participatory Notes Risk.   P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.
The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.
Performance Information
The Fund commenced operations upon the reorganization of the JOHCM Emerging Markets Opportunities Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund on December 12, 2013. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.
The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for Class II.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for year ended December 31*

Best Quarter:	2Q 2020	20.95%
Worst Quarter:	1Q 2020	(24.46)%
*
The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 19.35%.
Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	5 Year	Since Inception^
Institutional Class Shares – Before Taxes	16.46%	10.60%	6.32%
Institutional Class Shares – After Taxes on Distributions	16.25%	9.89%	5.40%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	10.07%	8.33%	4.73%
Morgan Stanley Capital International Emerging Markets Index (reflects no deductions for fees or expenses)*	18.31%	12.81%	5.94%
Class I Shares – Before Taxes	16.37%	10.48%	6.23%
Class II Shares – Before Taxes	16.23%	10.34%	6.09%
^
The Institutional Class Shares and Class I Shares of the JOHCM Emerging Markets Opportunities Fund commenced operations on November 20, 2012. Class II Shares commenced operations on December 17, 2013. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares, the share class most similar to Class II. The performance of Class II Shares has been adjusted to reflect differences in expenses.
*
Index returns shown are net of withholding taxes.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited.

Portfolio Managers

James Syme, CFA Senior Fund Manager Length of Service: Since 2013
Paul Wimborne Senior Fund Manager Length of Service: Since 2013
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Summary
JOHCM Global Equity Fund
Class / Ticker  Institutional Shares JOGIX  Class I Shares JOGEX  Class II Shares JOGAX (Not currently offered)
Investment Objective
The investment objective of the JOHCM Global Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares
Management Fee[1]	0.89%	0.89%	0.89%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.00%	1.10%	1.25%
Fee Waivers and Reimbursements[2]	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.99%	1.09%	1.24%
1
Restated to reflect current fees.
2
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.99%, 1.09%, and 1.24% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$101	$317	$551	$1,224
Class I Shares	$111	$349	$605	$1,339
Class II Shares	$126	$396	$685	$1,510

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 40.21% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. and foreign companies. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities consist of common and preferred stock, rights, and warrants. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. However, the Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable. Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest in U.S. and foreign companies of any size, including small- and mid-capitalization companies.
The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors, and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.

Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Small-Cap and Mid-Cap Company Risk.   The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.
Performance Information
The Fund commenced operations upon the reorganization of the JOHCM Global Equity Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund on December 12, 2013. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.
The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for Class II.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for year ended December 31*

Best Quarter:	2Q 2020	25.06%
Worst Quarter:	1Q 2020	(16.10)%
*
The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 15.91%.

Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	5 Year	Since Inception^
Institutional Class Shares – Before Taxes	33.57%	14.26%	12.24%
Institutional Class Shares – After Taxes on Distributions	31.92%	13.00%	11.42%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	21.00%	11.27%	9.92%
Morgan Stanley Capital International ACWI Index (reflects no deductions for fees or expenses)*	16.26%	12.26%	10.04%
Class I Shares – Before Taxes	33.41%	14.15%	12.14%
^
The Institutional Class Shares and Class I Shares of the JOHCM Global Equity Fund commenced operations on March 22, 2013. Class II Shares have not commenced operations.
*
Index returns shown are net of withholding taxes.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2009
Nudgem Richyal, CFA Senior Fund Manager Length of Service: Since 2009
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Summary
JOHCM International Select Fund
Class / Ticker  Class I Shares JOHIX  ClassIIShares JOHAX
(The Fund is offered on a limited basis only. Refer to “How to Purchase Shares - Information Regarding Purchases of the JOHCM International Select Fund” on page 36 for more information.)
Investment Objective
The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fee	0.89%	0.89%
Distribution (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	0.98%	1.23%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$100	$312	$542	$1,201
Class II Shares	$125	$390	$676	$1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 43.51% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. The Fund may invest in foreign companies of any size, including small- and mid-capitalization companies, in order to achieve its objective. Equity securities include common and preferred stocks, rights, and warrants.
The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors, and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Small-Cap and Mid-Cap Company Risk.   The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Investment Company Risk.   Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international stocks.
Performance Information
The Fund commenced operations upon the reorganization of the JOHCM International Select Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the “Predecessor Fund”), into the Fund on December 12, 2013. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.
The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for Class II.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Shares for year ended December 31*

Best Quarter:	2Q 2020	23.44%
Worst Quarter:	3Q 2011	(21.00)%
*
The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 13.17%.
Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	5 Year	10 Year^
Class I Shares – Before Taxes	29.71%	12.86%	9.61%
Class I Shares – After Taxes on Distributions	28.93%	12.60%	9.37%
Class I Shares – After Taxes on Distributions and Sale of Fund Shares	18.29%	10.37%	7.94%
Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses)*	7.82%	7.45%	5.51%
Class II Shares – Before Taxes	29.32%	12.56%	9.34%
^
While Class I Shares of the JOHCM International Select Fund commenced operations on July 29, 2009, Class I Shares began investing consistent with its investment objective on July 30, 2009. Class II Shares commenced operations on March 31, 2010. Historical performance for Class II Shares prior to its inception is based on the performance of Class I Shares. The performance of Class II Shares has been adjusted to reflect differences in expenses.
*
Index returns shown are net of withholding taxes.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Christopher J.D. Lees, CFA Senior Fund Manager Length of Service: Since 2009
Nudgem Richyal, CFA Senior Fund Manager Length of Service: Since 2009
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Summary
JOHCM International Small Cap Equity Fund
Class / Ticker  InstitutionalShares JOSMX  Class I Shares JOISX  Class II Shares JOSAX
Investment Objective
The investment objective of the JOHCM International Small Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares
Management Fee	1.05%	1.05%	1.05%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.21%	1.31%	1.46%
1
Amount has been restated to reflect current expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$123	$384	$665	$1,466
Class I Shares	$133	$415	$718	$1,579
Class II Shares	$149	$462	$797	$1,746

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24.72% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities such as common stocks, preferred stock, rights, and warrants issued by small companies that are based outside the United States, including companies in emerging and frontier as well as in developed markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Under normal circumstances, the Fund will hold 70-80 investments across 12 countries.
Small cap companies are defined as companies with market capitalizations at the time of purchase below $5 billion. A company is considered to be “based” outside the United States if: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Fund also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Fund’s total assets will be invested in securities of U.S. companies. If the Fund continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed U.S. $5 billion, it may continue to treat them as small companies for the purposes of the 80% requirement.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Small Cap Company Risk.   The small capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small cap stocks may be more volatile than those of larger companies.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Convertible Securities Risk.   Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.
The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international small capitalization stocks.
Performance Information
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for Class II.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for year ended December 31*

Best Quarter:	4Q 2020	19.07%
Worst Quarter:	1Q 2020	(28.95)%
*
The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 19.07%.
Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	5 Year	Since Inception^
Institutional Class Shares – Before Taxes	9.82%	8.45%	5.93%
Institutional Class Shares – After Taxes on Distributions	9.91%	8.00%	5.53%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	6.01%	6.76%	4.74%
Morgan Stanley Capital International ACWI ex-USA Small Cap Index (reflects no deductions for fees or expenses)*	14.24%	9.37%	6.76%
Class I Shares – Before Taxes	9.69%	8.34%	5.85%
Class II Shares – Before Taxes	9.55%	8.18%	5.67%
^
The Institutional Class Shares of the JOHCM International Small Cap Equity Fund commenced operations on October 1, 2013. Class II Shares commenced operations on November 18, 2013 and Class I Shares commenced operations on January 2, 2014. Historical performance for Class I and Class II Shares prior to their inception is based on the performance of the Institutional Class Shares. The performance of Class I and Class II Shares has been adjusted to reflect differences in expenses.
*
Index returns shown are net of withholding taxes.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited. JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Robert Cresci Senior Fund Manager Length of Service: Since 2013
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Summary
JOHCM Emerging Markets Small Mid Cap Equity Fund
Class / Ticker  Institutional Shares JOMMX  Class I Shares JOMEX  Class II Shares (Currently not offered)  Class III Shares (Currently not offered)
Investment Objective
The investment objective of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None	None
Redemption Fee	None	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Management Fee	1.30%	1.30%	1.30%	1.30%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%	0.50%
Other Expenses	0.89%	0.89%	0.89%	0.89%
Total Annual Fund Operating Expenses	2.19%	2.29%	2.44%	2.69%
Fee Waivers and Reimbursements[1]	(0.65%)	(0.65%)	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	1.54%	1.64%	1.79%	2.04%
1
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 1.54%, 1.64%, 1.79% and 2.04% for Institutional Shares, Class I Shares, Class II, and Class III Shares, respectively, until January 28, 2021. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management
Agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$157	$623	$1,115	$2,473
Class I Shares	$167	$653	$1,166	$2,575
Class II Shares	$182	$699	$1,242	$2,727
Class III Shares	$207	$774	$1,367	$2,974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 136.73% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities issued by small and medium capitalization companies that are listed in, or whose principal business activities are located in, emerging markets, including frontier markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights, and warrants. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics. Frontier markets are generally smaller, less liquid, and less developed than emerging markets.
Small-and mid-capitalization companies in emerging market countries are generally defined as companies with market capitalizations at the time of purchase below U.S. $5 billion or in the range of those market capitalizations of companies included in the

MSCI Emerging Markets Small Cap Index at the time of purchase. The MSCI Emerging Markets Small Cap Index is reconstituted semi-annually each May and November. The capitalization range of the MSCI Emerging Markets Small Cap Index is between $7.10 million and $3.82 billion as of December 31, 2020. The size of the companies included in the MSCI Emerging Markets Small Cap Index will change with market conditions. If the Fund continues to hold securities of small-and mid-capitalization companies whose market capitalization, subsequent to purchase, grows to exceed U.S. $5 billion, it may continue to treat them as small- or mid-capitalization companies for the purposes of the 80% requirement.
The Fund also may invest, under normal market conditions, up to 20% of its assets in securities of small developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Small-Cap and Mid-Cap Company Risk.   The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Geographic Concentration Risk.   The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.
Portfolio Turnover Risk.   The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. These transactions will increase the Fund’s “portfolio turnover.” High turnover rates generally result in higher brokerage costs to the Fund and higher amounts of taxable distributions to shareholders.
Investment Company Risk.   Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.
Participatory Notes Risk.   P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.
Convertible Securities Risk.   Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging markets stocks.
Performance Information
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for Class II.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for year ended December 31*

Best Quarter:	2Q 2020	30.15%
Worst Quarter:	1Q 2020	(25.59)%
*
The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 16.56%.
Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	5 Year	Since Inception^
Institutional Class Shares – Before Taxes	23.56%	12.69%	11.28%
Institutional Class Shares – After Taxes on Distributions	23.55%	11.71%	10.16%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	14.17%	9.86%	8.63%
Morgan Stanley Capital International Emerging Markets Small Cap Index (reflects no deductions for fees or expenses)*	19.29%	8.19%	6.06%
Class I Shares – Before Taxes	23.43%	12.57%	11.17%
^
The Institutional Class of the JOHCM Emerging Markets Small Mid Cap Equity Fund commenced operations on December 17, 2014. Class I Shares commenced operations on January 28, 2016. Historical performance for Class I Shares prior to its inception is based on the performance of the Institutional Class Shares. The performance of Class I Shares has been adjusted to reflect differences in expenses.
*
Index returns shown are net of withholding taxes.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Emery Brewer Senior Fund Manager Length of Service: Since 2014
Dr. Ivo Kovachev Senior Fund Manager Length of Service: Since 2014
Stephen Lew Fund Manager Length of Service: Since 2014
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Summary
JOHCM International Opportunities Fund
Class / Ticker  Institutional Shares JOPSX  Class I Shares (Currently not offered)  Class II Shares (Currently not offered)
Investment Objective
The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term total return by investing in a concentrated portfolio of international equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares
Management Fee	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses	8.67%	8.67%	8.67%
Total Annual Fund Operating Expenses	9.42%	9.52%	9.67%
Fee Waivers and Reimbursements[1]	(8.53%)	(8.53%)	(8.53%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.89%	0.99%	1.14%
1
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.89%, 0.99% and 1.14% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2021. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$91	$1,967	$3,680	$7,344
Class I Shares	$101	$1,993	$3,718	$7,392
Class II Shares	$116	$2,032	$3,773	$7,463

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 64.62% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal market conditions, primarily in equity securities of companies headquartered outside the United States, including those in emerging market countries. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in foreign companies of any size, including small- and mid-capitalization companies, in order to achieve its objective. Equity securities include common and preferred stocks, rights, and warrants. The Fund may also invest in equity related instruments, such as equity linked notes and participatory notes, all of which derive their value from equities. The equity linked notes and participatory notes in which the Fund will invest will be securitized and freely transferable. The Fund will not incur leverage as a result of investing its investment in equity linked notes.
The Adviser aims to achieve above-average risk-adjusted equity returns, over the medium term period of three to five years. The Adviser believes this is best achieved by investing in a concentrated, benchmark agnostic portfolio of attractively valued high quality companies. Such companies have long term competitive advantages which allow intrinsic value to be estimated with confidence on the basis of their long term cash flows. The Adviser prioritizes companies that are able to reliably generate cash flow and reinvest it at high marginal returns in order to grow their intrinsic value. As a result they become more valuable over time.

A key risk to any investor is permanent impairment of capital. This is usually a result of holding overvalued assets. Therefore, the Adviser maintains a strict valuation discipline to make sure assets are only bought when they are attractively valued, in absolute terms, with reference to their intrinsic value. At the same time, overvalued shares in the portfolio are identified and sold. This requires an ability to sell to cash, without necessarily having anything to buy with the proceeds.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Geographic Concentration Risk.   The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Small-Cap and Mid-Cap Company Risk.   The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Participatory Notes Risk.   P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.
Equity-Linked Instruments Risk.   There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.
The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.
Performance Information
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Class I Shares only and will vary from the after-tax returns for Class II.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for year ended December 31*

Best Quarter:	4Q 2020	14.21%
Worst Quarter:	1Q 2020	(17.90)%
*
The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 14.21%.
Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	Since Inception^
Institutional Class Shares – Before Taxes	8.22%	7.10%
Institutional Class Shares – After Taxes on Distributions	7.81%	6.20%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	5.45%	5.35%
Morgan Stanley Capital International EAFE Index (reflects no deductions for fees or expenses)*	7.82%	8.30%
^
The Institutional Class Shares of the JOHCM International Opportunities Fund
commenced operations on September 29, 2016.
*
Index returns shown are net of withholding taxes.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited.

Portfolio Managers

Ben Leyland, CFA Senior Fund Manager Length of Service: Since 2016
Robert Lancastle, CFA Fund Manager Length of Service: Since 2016
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Summary
JOHCM Global Income Builder Fund
Class / Ticker  Institutional Shares JOBIX  Class I Shares JOFIX  Class II Shares JOIIX
Investment Objective
The investment objective of the JOHCM Global Income Builder Fund (the “Fund”) is to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares
Management Fee	0.67%	0.67%	0.67%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.00%	1.10%	1.25%
Fee Waivers and Reimbursements[1]	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.75%	0.85%	1.00%
1
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.73%, 0.83%, and 0.98% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement. Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements may exceed 0.73%, 0.83%, and 0.98% for Institutional Shares, Class I Shares, and Class II Shares, respectively, due to certain excluded expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$77	$294	$528	$1,202
Class I Shares	$87	$325	$582	$1,318
Class II Shares	$102	$372	$662	$1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 141.42% of the average value of its portfolio.
Principal Investment Strategy
The Fund seeks to achieve its investment objective by applying a bottom-up, long-term global value investing philosophy across a broad range of asset classes. In a bottom-up approach, companies and securities are researched and chosen individually.
The Fund normally will invest in a wide range of income-producing equity securities, including common stocks of United States and foreign companies that offer attractive dividend yields. The Fund also normally will invest in a wide range of fixed income instruments from markets in the United States and multiple countries around the world such as high-yield instruments (commonly referred to as ‘‘junk bonds’’), investment grade instruments, and sovereign debt. Additionally, the Fund normally will invest in hybrid securities that embody elements of both equity and fixed income securities such as preferred shares and convertible bonds. The Fund may invest in securities of any maturity or investment rating, as well as unrated securities. While the Fund may hold investments in non-income producing securities, under normal market conditions at least 80% of the Fund’s assets (net assets plus the amount of borrowings for investment purposes) will be comprised of income producing securities.
As a multi-asset portfolio, the Fund invests in the various asset classes described above and may shift its investments from one asset class to another. The Adviser believes that maintaining this flexible approach is critical to avoiding pockets of overvalued securities. The Adviser also seeks to preserve flexibility across geographic areas and company size. As a result, the Fund may invest in securities of companies of any market capitalization or domicile. The Adviser anticipates that, under normal circumstances, the Fund will invest in a portfolio of between 30% and 70% common equity securities, with the balance of its assets invested in fixed income securities, hedging assets (as defined below), and cash or cash equivalents. However, the Adviser maintains the ability to adjust the Fund’s allocations as needed to adapt the portfolio to various income, market, and valuation environments. In pursuing the Fund’s investment objective, under normal circumstances, at least 40% of the Fund’s investments will be in issuers domiciled outside of the United States or in issuers that derive a significant proportion of their revenues or profits from goods produced or sold, investments made, or services performed outside the United States or have at least 50% of its assets situated outside the United States (“foreign issuers”). If market conditions are deemed unfavorable the Adviser expects at least 30% of the Fund’s investments to be in foreign issuers.
The Fund may invest in various hedging assets that the Adviser believes will reduce the overall volatility of the Fund, protecting capital, in certain market environments. Such hedging assets may include, but are not limited to: exchange-traded funds and commodity-linked investment vehicles that primarily invest in gold and precious metals; inflation-linked investments; and currency hedging instruments such as currency forward contracts and currency futures. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund’s holdings.
Pursuant to a value investing philosophy, the Fund seeks to invest in securities the Adviser believes provide a discount (or “margin of safety”) between a security’s price and what the Adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). The Adviser examines economic, financial, and other qualitative and quantitative factors to evaluate a security’s value. The outcome of this analysis is then compared to the security’s current value to determine if it is over or underpriced. To this end the Fund’s investments and strategy may at times be viewed as contrarian. The Adviser believes that investing when such a margin of safety is present can help reduce the likelihood of permanent loss of capital, as opposed to temporary losses due to shifting investor sentiment or other normal asset price volatility. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if the Adviser believes that the company’s underlying business is deteriorating or if the Adviser identifies a security that it believes offers a better investment opportunity.
The Fund will seek to invest in companies that the Adviser believes have high quality management teams, strong balance sheets, and defensible businesses models; however the valuation of the specific investment under consideration is the most important criteria. As a result, the Fund may invest in securities of issuers which do not encompass all or, in some cases, any of the above qualities, if the Adviser believes the security is significantly undervalued and an exceptional margin of safety exists. In general, the lower the quality of the issuer’s business, the higher the margin of safety that is required.
Additionally, as part of the research process, the Adviser considers financially material environmental, social and governance ("ESG ") factors, including potential impacts on the long-term risk and return profile of a company. Such factors, alongside other relevant factors, may be taken into account in the Fund's securities selection process.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
Credit Risk.   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
Fixed Income Risk.   Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.
Asset Allocation Risk.   The risk that if the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
Value Investing Risk.   Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.
High Yield (“Junk Bond”) Investments Risk.   Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Hedging Risk.   Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
Commodities Related Investment Risk.   Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts, and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
Preferred Stock Risk.   The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Small-Cap and Mid-Cap Company Risk.   The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Convertible Securities Risk.   Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.
ETF Risk.   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, the value of commodity-linked ETFs may be affected by changes in overall market movements, commodity index volatility, change in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The prices of commodity-related ETFs may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds, and cash.
Derivatives Risk.   A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.
Equity-Linked Instruments Risk.   There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
The Fund should only be purchased by investors seeking current income and long-term growth of capital who can withstand the share price volatility of equity and fixed income investing with a focus on securities of any market capitalization.
Performance Information
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for the year, and by showing how the Fund’s average annual return compares with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Share Class only and will vary from the after-tax returns for the other share classes.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. As Class II shares of the Fund do not have returns for a full calendar year, no investment return information is presented for Class II shares of the Fund at this time. In the future, investment return information will be presented for Class II shares of the Fund in this section of the prospectus. The information will give some indication of the risks of investing in Class II shares of the Fund by comparing investment returns of Class II shares of the Fund with a broad measure of market performance. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Return – Institutional Class Shares for year ended December 31*

Best Quarter:	2Q 2020	10.80%
Worst Quarter:	1Q 2020	(15.76)%
*
The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2020 was 7.60%.
Average Annual Total Returns for the Periods Ended December 31, 2020
	1 Year	Since Inception^
Institutional Class Shares – Before Taxes	4.06%	5.29%
Institutional Class Shares – After Taxes on Distributions	3.14%	4.03%
Institutional Class Shares – After Taxes on Distributions and Sale of Fund Shares	2.61%	3.60%
Morgan Stanley Capital International World Index (reflects no deductions for fees or expenses)*	15.90%	10.91%
Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	7.51%	5.29%
ICE BofAML BB-B Global High Yield Constrained Index (reflects no deductions for fees, expenses, or taxes)	7.99%	5.97%
Morgan Stanley Capital International World High Dividend Yield Index (reflects no deductions for fees or expenses)*	-0.03%	4.71%
Class I Shares – Before Taxes	4.05%	5.18%
Class II Shares – Before Taxes	3.83%	5.04%
^
The Institutional Class Shares and the Class I Shares of the JOHCM Global Income Builder Fund commenced operations on November 29, 2017. Class II Shares commenced operation on June 28, 2019.
*
Index returns shown are net of withholding taxes.
*
Index returns shown are net of withholding taxes.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited. JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Giorgio Caputo Senior Fund Manager Length of Service: Since November 29, 2017
Adam Gittes Senior Fund Manager Length of Service: Since November 23, 2020
Robert Hordon Senior Fund Manager Length of Service: Since November 29, 2017
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913
You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund Summary
JOHCM Credit Income Fund
Class / Ticker  Institutional Shares JOCIX  Class I Shares JOCEX  Class II Shares JOCMX
Investment Objective
The investment objective of the JOHCM Credit Income Fund (the “Fund”) is to preserve capital and deliver returns through a combination of income and modest capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
	Institutional Shares	Class I Shares	Class II Shares
Management Fee	0.55%	0.55%	0.55%
Distribution (Rule 12b-1) Fees	None	0.10%	0.25%
Other Expenses[1]	4.54%	4.54%	4.54%
Total Annual Fund Operating Expenses	5.09%	5.19%	5.34%
Fee Waivers and Reimbursements[2]	(4.50%)	(4.50%)	(4.50%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.59%	0.69%	0.84%
1
Expenses are based on estimated amounts for the current fiscal year.
2
J O Hambro Capital Management Limited (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.59%, 0.69%, and 0.84% for Institutional Shares, Class I Shares, and Class II Shares, respectively, until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
	1 Year	3 Years
Institutional Shares	$60	$1,122
Class I Shares	$70	$1,151
Class II Shares	$86	$1,194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 5.72% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities across a wide range of maturities. The securities can include investment grade corporate debt, high yield securities (higher risk, lower rated fixed income securities rated below BBB- by S&P or below Baa3 by Moody’s, also known as “junk bonds”), convertible bonds (including contingent convertible bonds), preferred stock, floating-rate debt, collateralized debt, municipal debt, foreign debt (including in emerging markets), commercial paper, loans and loan participations. The Fund may also invest up to 10% of its net assets in dividend paying common equities of companies of any size. Additionally, the Fund may also invest in foreign debt (including in emerging markets) and/or depositary receipts. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank), and other countries with similar emerging market characteristics. The Fund’s investments in any one sector may exceed 25% of its net assets. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”).
The Advisers seeks to build a portfolio that reflects their investment views across the fixed income markets that is consistent with the Fund’s objective of preserving capital and delivering returns through a combination of income and modest capital appreciation. The Advisers seeks to identify investments in companies that produce resilient income streams by primarily evaluating a business’s durability and capacity to avoid permanent impairment of capital; a company’s financial position, particularly its cash flow, stability of revenues and cost structure; and an investment’s corporate and legal structure. As market conditions change, the volatility and attractiveness of sectors, securities, and strategies can change as well. To optimize the Fund’s risk/return, the portfolio managers may dynamically adjust the mix of different asset class exposures.
Under certain market conditions, the Fund may, for the purposes of hedging, invest in various asset classes that the Adviser believes will protect capital and reduce the overall volatility of the Fund. These asset classes may include, but are not limited to exchange-traded funds that primarily invest in gold and precious metals; inflation-linked investments; and currency hedging instruments such as currency forward contracts and currency futures. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund’s holdings.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.
Credit Risk.   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases.
High Yield (“Junk Bond”) Investments Risk.   Below investment grade fixed income securities, also known as “junk bonds,” are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments exposes the Fund to economic structures that are generally less diverse and mature and to political systems that may be less stable than those of developed countries. The departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.
Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.
Loan-Related Investments Risk.    In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment.
Currency Risk.   Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Hedging Risk.   Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
Derivatives Risk.   A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.
Convertible Securities Risk.   Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.
Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Investment Company Risk.   Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.
ETF Risk.   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, the value of commodity-linked ETFs may be affected by changes in overall market movements, commodity index volatility, change in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The prices of commodity-related ETFs may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds, and cash.
Sector Risk.  The Fund may focus its investments in securities of a particular sector. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
Management Risk.   The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Municipal Securities Risk.  The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of municipal obligations. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Preferred Stock Risk.   The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
CLO Risk.  Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depends largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.
LIBOR Risk.  Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. The use of LIBOR will be phased out by the end of 2021. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Limited History of Operations.  The Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Natural Disaster/Epidemic Risk.  Natural or environmental disasters, including pandemics and epidemics have been and may be highly disruptive to economies and markets in ways that cannot necessarily be foreseen. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Annual Return – Institutional Class Shares for year ended December 31*
Because the Fund does not have returns for a full calendar year, no investment return information is presented for the Fund at this time.In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the Bloomberg Barclays US Aggregate Bond Index and the ICE BofA Merrill Lynch Global High Yield Constrained Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Portfolio Management
Investment Adviser

The Fund’s investment adviser is J O Hambro Capital Management Limited. JOHCM (USA) Inc. is the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

Giorgio Caputo Senior Fund Manager Length of Service: Since July 18, 2020
Adam Gittes Senior Fund Manager Length of Service: Since November 23, 2020
Buying and Selling Fund Shares
Minimum Initial Investment:	To Buy or Sell Shares:
Institutional $1,000,000 Class I No minimum Class II No minimum Class III No minimum	JOHCM Funds c/o The Northern Trust Company P.O. Box 4766 Chicago, IL 60680-4766
There is no minimum for additional investments.	Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any business day that the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.
Dividends, Capital Gains and Taxes
The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Additional Information on Fund Investment Objectives, Strategies, and Risks
Investment Objectives
Each Fund, other than the JOHCM International Opportunities Fund, the JOHCM Global Income Builder Fund, and the JOHCM Credit Income Fund seeks long-term capital appreciation. The investment objective of the JOHCM International Opportunities Fund is to achieve long-term total return by investing in a concentrated portfolio of international equity securities. The investment objective of the JOHCM Global Income Builder Fund is to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms. The investment objective of the JOHCM Credit Income Fund is to preserve capital and deliver returns through a combination of income and modest appreciation.
In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies, and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.
The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective.
Strategies
Each Fund’s investment policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders.
Each Fund, except the JOHCM International Select Fund and the JOHCM International Opportunities Fund, has a policy to invest, under normal circumstances, at least 80% of the value of its “assets” in certain types of investments suggested by its name (the “80% Policy”). Each Fund’s 80% Policy is described in the Fund Summary section of this prospectus. For purposes of this 80% Policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets its 80% Policy requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with its 80% Policy.
The JOHCM Emerging Markets Opportunities Fund utilizes an investment style with a modest growth tilt (growth at a reasonable price or GARP) over all capitalization ranges. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund also employs a combination of top-down and bottom-up research to assess potential investments for the Fund. The Adviser seeks to invest in companies that possess attractive fundamentals and fit with the Adviser’s top-down country views within the emerging markets. The Fund will typically own between 40 and 60 companies that the Adviser believes exhibit strong business models, competitive industry positions, and attractive valuations.
The JOHCM Global Equity Fund and the JOHCM International Select Fund utilize GARP over all capitalization ranges. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors, and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations. The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process. The Adviser considers a number of factors including growth, valuation, size momentum, and beta. The investment process utilizes a combination of bottom-up investing and top-down asset allocation and is not benchmark constrained. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the management team will evaluate among other things, the financial condition and management of a company, its industry, stability of the country in which the company is headquartered, and the interrelationship of these variables over time. The Adviser may without limitation analyze financial data and other information sources and conduct company interviews. Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

The JOHCM International Small Cap Equity Fund utilizes a bottom-up, business-focused approach based on careful study of individual companies and their competitive dynamics of the industries in which they participate. The process consists of four stages: (1) initial quantitative screens to identify companies for qualification and further research; (2) intensive research into the businesses of qualified candidates; (3) valuation of securities of potential investments; and (4) construction of a diversified portfolio from the most promising opportunities. The Fund invests in equity securities of small companies based in developed markets outside the U.S. as well as established companies in emerging and frontier markets. The Adviser undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive and whose shares are underpriced relative to their intrinsic value. To reduce its volatility, the Fund is diversified across dimensions of geography, industry, currency, and market capitalization.
The Fund will normally invest broadly in equity securities, such as common stocks, preferred stocks, rights, and warrants of small capitalization companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of total assets will be denominated in at least three currencies other than the U.S. Dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are traded.
Companies suitable for investment have the following characteristics: (1) good prospects for near- and long-term growth in sales, earnings, and dividends; (2) high-quality management, with a proven record of success and respect for interests of shareholders; (3) financial strength, in terms of free cash flow and available borrowing capacity; and (4) durable competitive advantages that enable them to earn high margins that can be sustained over time.
The JOHCM Emerging Markets Small Mid Cap Equity Fund invests, under normal conditions, at least 80% of its assets in equity securities such as common stocks, preferred stock, rights, and warrants issued by small- and mid-capitalization companies that are based in emerging markets, including frontier markets. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Under normal circumstances, the Fund will hold securities of 70 to 120 companies. Also under normal circumstances, the Fund’s exposure to any one region generally will be no more than two (2) times that in the MSCI Emerging Markets Small Cap Index NR’s (net dividend reinvestment) and the Fund’s exposure to any one sector generally will be no more than two (2) times that in the Index or 20% of the Fund’s assets, whichever is greater. The Fund intends to compare its performance to the Index, but apart from the foregoing general guidelines, the Fund is managed with no restrictions in terms of regional or sector allocation versus the Index. The Fund will sell stocks at the point deemed appropriate by the Adviser regardless of market capitalization.
The Fund also may invest in securities of small capitalization developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets, although under normal circumstances not more than 20% of the Fund’s total assets will be invested in securities of developed markets companies.
Investments are predominantly in common stock, however, the Fund may also purchase depositary receipts (including ADRs, EDRs, and Global Depositary Receipts (“GDRs”), and convertible and non-convertible preferred stock. The Fund also may purchase futures contracts and other derivative contracts, including index derivatives for equities and currencies. The Fund also may invest in physical currencies and spot and forward currency contracts.
The Adviser believes that all markets are subject to some inefficiency often driven by investors with short-term viewpoints. The Fund’s strategy seeks opportunities to take advantage of persistent company and industry trends that other managers with a shorter-term focus may miss. The Adviser builds the Fund’s portfolio primarily from a bottom-up growth philosophy and individual stock selection process, but also considers top-down macroeconomic information in determining sector and country weightings in the portfolio.
Utilizing a disciplined fundamental bottom-up research approach, the Adviser aims to identify inefficiently priced smaller-capitalization companies that demonstrate the following positive characteristics: (1) niche players with little competition and high margins; (2) fast growing, flexible and responsive to changes; (3) able to achieve incremental gains in market share; and (4) success is strongly influenced by management.
The JOHCM International Opportunities Fund is a high conviction, benchmark-agnostic stock picking fund that invests in both developed and emerging markets. The Fund utilizes a long-term investment strategy focused on identifying companies that are capable of producing compounding growth over the long term.

The Adviser aims to identify companies with long term competitive advantages which allow intrinsic value to be estimated with confidence, on the basis of their long term cash flows. The Adviser seeks to invest in well-managed companies with strong balance sheets, able to generate cash flows and reinvest wisely to create sustainable, compounding returns. The Fund will typically own less than 50 holdings.
A key risk to investors is permanent impairment of capital. This is usually a result of holding overvalued assets. Therefore the Adviser maintains a strict valuation discipline to make sure assets are only bought when they are attractively valued, in absolute terms with reference to their intrinsic value. At the same time overvalued shares in the portfolio are identified and sold. This requires an ability to sell to cash, without necessarily having anything to buy with the proceeds. The Adviser may therefore hold up to 20% of its net assets in cash and cash equivalents such as U.S. government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper, and other money market instruments during periods when there are more assets to sell than to buy.
The JOHCM Global Income Builder Fund, as part of its secondary investment strategy, may invest in exchange-traded and over-the-counter derivative instruments, including interest rate, credit, index, and currency futures; currency, interest rate, total rate of return, and credit default swaps; currency, bond, and swap options; deliverable and non-deliverable currency forward contracts; bonds for forward settlement; options, including buying and selling puts and calls; and equity-linked notes. The Fund may also use such hedging and derivative instruments for non-hedging purposes in pursuit of the Fund’s investment objective.
In order to estimate the intrinsic value of a business, the Adviser will assess the overall quality of the business, including the competitive advantages that it enjoys, such as economies of scale, customer captivity, and access to scarce resources. The Adviser will also consider a variety of other factors, such as the strength of the issuer’s balance sheet and the quality of its management team.
The margin of safety-based approach is common to both equity and debt investments, as the Adviser requires a similar buffer when lending to an issuer through the purchase of its debt securities. In this regard, a margin of safety can be viewed as similar to a “loan-to-value” ratio relative to the underlying business’s intrinsic value. As a result, the assessment of a debt instrument for purchase will require a similar business quality evaluation as described above. In addition, the wherewithal and willingness of the issuer to pay interest and repay principal are key considerations, leading to a focus on cash generation and its historical uses as well as the potential liquidation value of the underlying business.
The “seniority” of the debt instrument relative to other claims on the issuer’s assets and business is also central to investment decisions. The Adviser will, in general, prefer debt instruments that are: directly secured by pledges of collateral; senior to other debt instruments structurally, for instance by being issued at the level of a subsidiary that holds valuable assets; or senior “chronologically” by maturing in advance of significant additional indebtedness. However, the Fund may invest in debt issues where some or all of these characteristics are not present, if the Adviser believes that the security is significantly undervalued and offers exceptional return potential or if a substantial margin of safety exists.
In general, the decision to allocate incremental capital to a security in one asset class versus another is based on a bottom-up assessment of the relative merits of the specific security being considered for investment as opposed to a top-down down view of asset class returns or macroeconomic predictions. Comparing securities across asset classes is a complex and multi-faceted task and the Adviser relies on both quantitative and qualitative assessments to determine which investments, in its opinion, provide the best risk-reward profile and/or render the portfolio more resilient.
The JOHCM Credit Income Fund’s investment policy is non-fundamental and can be changed by the Fund’s Board of Trustees upon 60 days’ prior notice to shareholders.
The Fund seeks to achieve its investment objective, under normal circumstances, by primarily investing at least 80% of its net assets in income generating fixed income securities across a wide range of maturities. The securities can include investment grade corporate debt, high yield securities (higher risk, lower rated fixed income securities rated below BBB- by S&P or below Baa3 by Moody’s, also known as “junk bonds”), convertible bonds (including contingent convertible bonds), preferred stock, floating-rate debt, collateralized debt, municipal debt, foreign debt (including in emerging markets), commercial paper, loans and loan participations. The Fund may also invest up to 10% of its net assets in dividend paying equities of companies of any size. Additionally, the Fund may also invest up to 100% of its assets in foreign debt (including in emerging markets) and/or depositary receipts. The Fund’s investments in any one sector may exceed 25% of its net assets. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs.

The Adviser seeks to build a portfolio that reflects its investment views across the fixed income markets that is consistent with the Fund’s objective of preserving capital and delivering returns through a combination of income and modest capital appreciation. As market conditions change, the volatility and attractiveness of sectors, securities and strategies can change as well. To optimize the Fund’s risk/return, the Adviser may dynamically adjust the mix of different asset class exposures.
The Adviser seeks to identify resilient income streams by evaluating credit investments on the following three factors:
Business Model. A key component of assessing the value of a business is determining the extent to which it enjoys competitive advantages and is subject to any key sources of risk. The Adviser’s persistence framework serves as a bottom up risk management tool that seeks to uncover the key factors that could lead to an impairment of the value of the issuer. The Adviser is more comfortable investing in and lending to businesses that it believes to be more persistent or durable. Given that credit asset class offers asymmetric returns, avoiding pitfalls that could lead to capital impairment is critical in generating returns. Assessing a business’s durability involves a variety of qualitative assessments often made from primary research. These can include interviews with the issuer’s management team, customers, suppliers, competitors, and former employees as well as discussions with third party sources such as broker dealer and independent research analysts who also conduct research on the issuer and its industry and other investors both within the Adviser’s ecosystem of portfolio management teams or through the Adviser’s buy-side industry networks.
Financial Analysis. A detailed review of the issuer’s financial position is also critical, with a focus the cash flow generation ability of the issuer and certain key drivers, such as the stability of the business’s revenues as well as the flexibility of its cost structure. The Fund will generally only lend to businesses with strong free cash flow and the ability to deliver organically (i.e. to reduce debt outstanding through internally generated cash flows). Metrics that are more common in equity analysis, such as return on invested capital and a review of the alignment of management incentives can give the team greater insight into the value of the business.
Corporate and Legal Structure. Finally, the corporate and legal structure are reviewed, as it is imperative to understand whether there are other claims to which the security under consideration is subordinate.
Under certain market conditions, the Fund may, for the purposes of hedging, invest in various asset classes that the Adviser believes will protect capital and reduce the overall volatility of the Fund. These asset classes may include, but are not limited to: exchange-traded funds that primarily invest in gold and precious metals; inflation-linked investments; and currency hedging instruments such as currency forward contracts and currency futures. The Fund may also use hedging and derivative instruments to reduce certain risk exposures present in the Fund’s holdings.
Investment Risks
Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Below is a more detailed discussion of the principal risks outlined in the Fund Summary Section of this Prospectus.
Asset Allocation Risk.   The risk that if the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
Equity Securities Risk.   Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, and convertible securities, as well as derivative instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Equity-Linked Instruments Risk.   There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.
Foreign Investment Risk (including ADRs).   Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.
Foreign & Emerging Markets Risk.   Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Each of the Funds invests in equity securities of companies located in emerging market and frontier countries. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by companies in more developed markets. Emerging market economies may be based on only a few industries. As a result, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Currency Risk.   A significant portion of a Fund’s assets may be denominated in foreign (non-U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.
Derivatives Risk.   A derivative is a contract with a value based on the performance of an underlying financial asset, index, or other measure. The types of derivatives that might be used within JOHCM Global Income Builder Fund and the JOHCM Credit Income Fund may include futures and forward contracts, options, swaps, and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivatives can be complex and may perform in ways unanticipated by the Adviser. Derivatives may be volatile and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.
Hedging Risk.   The JOHCM Global Income Builder Fund may invest in hedging assets. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
Small-Cap and Mid-Cap Company Risk.   Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Geographic Concentration Risk.   From time to time a Fund’s investment may be concentrated in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly concentrated. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
Participatory Notes Risk.   Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.
Convertible Securities Risk.   Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
Preferred Stock Risk.   A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Management Risk.   The Adviser’s judgments about the attractiveness, value, and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.
Investment Company Risk.   If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

ETF Risk.   The JOHCM Global Income Builder Fund and the JOHCM Credit Income Fund may invest in ETFs. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities, or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.
In the case of the JOHCM Global Income Builder Fund, the value of commodity-linked ETFs may be affected by changes in overall market movements, commodity index volatility, change in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The prices of commodity-related ETFs may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds, and cash. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
Commodities Related Investments Risk.   Exposure to the commodities markets may subject the JOHCM Global Income Builder Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility, which may cause rapid and substantial changes in the value of the Fund’s holdings. The value of commodity related securities and commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, lack of liquidity, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, regulatory and market developments, as well as the participation in the commodities markets of speculators.
Fixed Income Risk.   The JOHCM International Small Cap Equity Fund and JOHCM Global Income Builder Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Credit Risk.   The JOHCM International Small Cap Equity Fund, the JOHCM Global Income Builder Fund, and the JOHCM Credit Income Fund may invest in debt securities. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
Interest Rate Risk.   When interest rates increase, fixed income securities or instruments held by the JOHCM Credit Income Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
High Yield (“Junk Bond”) Investments Risk.   The JOHCM Global Income Builder Fund may invest in high yield securities, also known as “junk bonds.” The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy.
Liquidity Risk.   The JOHCM Credit Income Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.
Loan-Related Investments Risk.   In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment.

Municipal Securities Risk.   The value of municipal securities may be affected by political, economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. The value of municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
CLO Risk.   Collateralized loan obligations (“CLOs”) are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depends largely on the tranche invested in and the type of the underlying debts and loans in the tranche in which the Fund invests. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk.
LIBOR Risk.   Instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates based on LIBOR. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference LIBOR. The Fund also may utilize leverage or borrowings primarily based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The effect of a phase out of LIBOR on U.S. instruments in which the Fund may invest is currently unclear. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions, and there is significant uncertainty regarding the effectiveness of any such alternative methodologies. To the extent that any replacement rate differs from that utilized for a structured product that holds those securities, the structured product would experience an interest rate mismatch between its assets and liabilities. Structured products generally contemplate a scenario where LIBOR is no longer available by requiring the structured product’s administrator to calculate a replacement rate primarily through dealer polling on the applicable measurement date. However, there is uncertainty regarding the effectiveness of the dealer polling processes, including the willingness of banks to provide such quotations. Recently, some structured products have included, or have been amended to include, language permitting the structured product’s investment manager to implement a market replacement rate upon the occurrence of certain material disruption events. However, not all structured products may adopt such provisions, nor can there be any assurance that structured products’ investment managers will undertake the suggested amendments when able. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.
Portfolio Turnover Risk.   A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s control. These transactions will increase the Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

Value Investing Risk.   Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.
Regulatory Risk.   Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Sector Risk.   Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular industry sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Natural Disaster/Epidemic Risk.   Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, For example, an epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Limited History of Operations.   The JOHCM Credit Income Fund is a newly organized, diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Portfolio Holdings Disclosure
A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio holdings is available in the SAI.
Cybersecurity
The computer systems, networks, and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Management of the Funds
Investment Adviser
J O Hambro Capital Management Limited (“JOHCM” or the “Adviser”) serves as the investment adviser to the Funds. The Adviser is organized under the laws of England and Wales and was launched in 1993. The Adviser’s principal place of business is Level 3, 1 St. James’s Market, London SW1Y 4AH, United Kingdom. The Adviser is an investment adviser registered with the SEC in the U.S. under the Investment Advisers Act of 1940, as amended. As adviser to the Funds, subject to the Board of Trustees’ supervision, JOHCM continuously reviews, supervises, and administers each Fund’s investment program. JOHCM also ensures compliance with each Fund’s investment policies and guidelines. For its services, the Adviser is entitled to a management fee, as set forth below, which is calculated daily and paid monthly based on the average daily net assets of each Fund. As of December 31, 2020, JOHCM had approximately $41.24 billion in assets under management.
During the fiscal year ended September 30, 2020, the Adviser received an annual management fee from each Fund as follows:
Fund	Management Fee (as percentage of average daily net assets)
JOHCM Emerging Markets Opportunities Fund	0.90%
JOHCM Global Equity Fund	0.89%
JOHCM International Select Fund	0.89%
JOHCM International Small Cap Equity Fund	1.05%
JOHCM Emerging Markets Small Mid Cap Equity Fund	1.30%
JOHCM International Opportunities Fund	0.75%
JOHCM Global Income Builder Fund	0.67%
JOHCM Credit Income Fund	0.55%
Investment Sub-Adviser
JOHCM (USA) Inc. (the “Sub-Adviser” or “JOHCM USA”) serves as the investment sub-adviser to the JOHCM International Small Cap Equity Fund, the JOHCM Global Income Builder Fund, and the JOHCM Credit Income Fund. The Sub-Adviser’s principal place of business is 53 State Street, 13th Floor Boston, MA, 02109. The Sub-Adviser is an investment adviser registered with the SEC in the U.S. under the Investment Advisers Act of 1940, as amended. As Sub-Adviser, JOHCM USA makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. For its services, the Sub-Adviser is paid an annual fee by the Adviser as follows:
Fund	Management Fee (as percentage of average daily net assets)
JOHCM International Small Cap Equity Fund	1.05%
JOHCM Global Income Builder Fund	0.67%
JOHCM Credit Income Fund	0.55%
Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and each of the Funds and the approval of the Investment Sub-Advisory Agreement between the Adviser and JOHCM (USA) Inc. with respect to the JOHCM International Small Cap Equity Fund, the JOHCM Global Income Builder Fund, and the JOHCM Credit Income Fund is available in the Funds’ annual report to shareholders for the period ended September 30, 2020.
Portfolio Management
The Funds are managed using a team-based approach. Each of the Funds is managed by one or more investment professionals and may be supported by analysts. The members of the Funds’ management teams, and the name of the Fund each is responsible for the day-to-day management of, are listed below.

Christopher J.D. Lees, CFA
Senior Fund Manager
JOHCM Global Equity Fund
JOHCM International Select Fund
Christopher Lees joined JOHCM in September 2008. Christopher is the Senior Fund Manager for the Funds’ Global and EAFE strategies. Before deciding to join JOHCM, Christopher spent more than 19 years at Baring Asset Management, most recently as Head of the firm’s Global Sector Teams. In addition to this role, Chris was Baring’s Lead Global High Alpha Manager and Lead Manager for the EAFE portfolios. Previously, he held positions as Senior Portfolio Manager, US Equity Team in Boston and as an Analyst in the UK Stock Selection as well as the firm’s Global Asset Allocation team. Chris is a CFA charterholder and holds a BSc with Honours in Geography from London University, England and has lived and worked in the US, Europe, and Asia.
Nudgem Richyal, CFA
Senior Fund Manager
JOHCM Global Equity Fund
JOHCM International Select Fund
Nudgem Richyal joined JOHCM in June 2008. Nudgem is a Senior Fund Manager for the Funds’ Global and International/EAFE strategies. Additionally, Nudgem is the Senior Fund Manager for JOHCM.s Global Sharia Compliant Equity Strategy. Prior to joining JOHCM, Nudgem spent more than seven years at Baring Asset Management (working closely with Christopher Lees), as an Investment Director within the Global Equity Group and investment manager of one of the largest Latin American funds in London (US $1.25 billion as of February, 2008). Further responsibilities included the construction of a soft commodities portfolio and the development of global sector strategies. Before Baring, he worked at Hill Samuel Asset Management London for one year. Nudgem is a CFA charterholder and holds a First Class BSc Honours Degree in Chemistry from the University of Manchester, England.
James Syme, CFA
Senior Fund Manager
JOHCM Emerging Markets Opportunities Fund
James Syme joined JOHCM in May 2011. James is Senior Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, James spent five years at Baring Asset Management (“Baring”) as the Head of Global Emerging Market Equities. At Baring, he and his colleague Paul Wimborne managed the Baring Global Emerging Markets Fund and thirteen other funds and segregated mandates with peak assets under management of over $4 billion. James previously worked at SG Asset Management for nine years as a portfolio manager and as Head of Global Emerging Markets. Previously, James was a portfolio manager at Henderson Investors and an analyst at H Clarkson. James is a CFA charterholder and holds a BA Honours Degree in Geography from the University of Cambridge, England.
Paul Wimborne
Senior Fund Manager
JOHCM Emerging Markets Opportunities Fund
Paul Wimborne joined JOHCM in April 2011. Paul is Fund Manager for the JOHCM Global Emerging Markets Opportunities strategy. Prior to joining JOHCM, Paul spent over four years at Baring Asset Management (“Baring”) as an investment manager in the Global Emerging Markets team led by James Syme. At Baring, Paul was lead or deputy manager for fourteen emerging markets mandates with peak assets under management of over $4 billion. He previously worked at Insight Investment for three years as a fund manager in the Emerging Markets & Asia team and for five years in the Emerging Markets team at Rothschild Asset Management. Paul holds a BSc Honours Degree in Management and Chemical Sciences from the University of Manchester Institute of Science and Technology, England and is an affiliate member of the CFA.
Robert Cresci
Senior Fund Manager
JOHCM International Small Cap Equity Fund
Robert Cresci joined JOHCM in February 2013. Robert is a Senior Fund Manager for the JOHCM International Small Cap Equity Fund and has 30 years industry experience. Prior to joining JOHCM, Robert was most recently employed as Lead Portfolio Manager at Harding Loevner where he launched and managed an international small cap equity strategy in December 2006. Prior to December 2006, Robert’s roles have included Principal at London-based Arethusa Asset

Management LLP from July 2005 – November 2006 and Senior Portfolio Manager at Sagitta Asset Management from January 1997 – July 2005, managing international small and mid-cap portfolios. Robert holds a BA in Statistical Mathematics from Boston College University, MA along with an MBA in Finance from Fordham University, NY.
Emery Brewer
Senior Fund Manager
JOHCM Emerging Markets Small Mid Cap Equity Fund
Emery Brewer is Senior Fund Manager of the JOHCM Emerging Markets Small Cap strategy and joined JOHCM in March 2010, following a brief retirement from 2008 to 2010. He has over 15 years of experience in Emerging Markets equity fund management, gained while working at Driehaus Capital Management from 1997 to 2007. In December 1997, Emery founded the Driehaus Capital Management Emerging Markets Growth Fund which he managed for ten years until he left Driehaus in December 2007. In 1998, he founded the Driehaus International Discovery Fund. Prior to this, he was an analyst and manager for the Driehaus East Europe Fund. Emery has a BSc in Economics from the University of Utah and a MBA from the University of Rochester.
Dr. Ivo Kovachev
Senior Fund Manager
JOHCM Emerging Markets Small Mid Cap Equity Fund
Dr. Ivo Kovachev is Senior Fund Manager of the JOHCM Emerging Small Cap Markets strategy and joined JOHCM in March 2010, following a brief sabbatical from 2008 to 2010. Prior to joining JOHCM, Ivo worked at Kinsale Capital Management from 2005 to 2008, where he was Chief Investment Officer. Prior to this role, he spent ten years at Driehaus Capital Management, from 1995 to 2005, most recently as Fund Manager for Driehaus European Opportunity Fund. Together with Emery Brewer, Ivo co-managed the Driehaus International Discovery Fund from 2002 to 2005. During his tenure with Driehaus Capital Management, he also contributed to the Emerging Markets Growth investment process for many years. From 1995 to 1998, Ivo worked on and then managed the Driehaus East Europe Fund. Ivo holds a MEng in Management Information Systems from the Prague School of Economics, MSc in Technology and Innovation Management from the University of Sussex. In addition, he holds a PhD in Industrial and Development Policy. Ivo is also a Fulbright Scholar, having attended the Thunderbird School of Global Management in Arizona (USA).
Stephen Lew, CFA
Fund Manager
JOHCM Emerging Markets Small Mid Cap Equity Fund
Stephen Lew joined JOHCM in September 2013 and is Senior Fund Manager of the JOHCM Emerging Markets Small Cap strategy. He has over 15 years’ experience in Emerging Markets equity fund management. Prior to joining JOHCM, from 2010 to 2012, Stephen was a Senior Portfolio Manager for Artio Global Investors. At Artio, he was responsible for managing the Asia ex-Japan sleeve of Artio International Equity Fund, Artio International Equity Fund II, and separately managed accounts. From 2005 to 2010, Stephen was the Senior Asia ex-Japan Analyst at Janus Capital Group. Between 1999 and 2005 he worked at Driehaus Capital Management along-side Emery Brewer and Ivo Kovachev as the Asia ex-Japan Analyst. Stephen has a BA in Business Economics and Japanese from the University of California, an MBA with concentration in Finance from the University of Chicago, Graduate School of Business, a Certified Public Accountant and a CFA charterholder. He is a native Mandarin and conversational Japanese speaker.
Ben Leyland, CFA
Senior Fund Manager
JOHCM International Opportunities Fund
Ben Leyland joined JOHCM in April 2006 as an analyst and was subsequently promoted to Fund Manager for the JOHCM UK Opportunities Fund. Since 2012, Ben has been the Senior Fund Manager of the JOHCM Global Opportunities and JOHCM International Opportunities strategies. He was previously at Schroder Investment Management as a financial analyst in their Pan-European equity research department. Ben is a CFA charterholder and holds a MA (Hons) in History from the University of Cambridge. He was vote one of Financial News’s 40 under 40 Rising Stars in Asset Management, 2015.

Robert Lancastle, CFA
Fund Manager
JOHCM International Opportunities Fund
Robert Lancastle joined JOHCM in February 2012 and is the Senior Fund Manager of the JOHCM Global Opportunities strategy (which launched in Q2 2012) and the JOHCM International Opportunities strategy (which launched in Q3 2016). Prior to joining JOHCM, Robert worked for Orbis Investment Advisory from 2008 to 2012 as an Equity Analyst for the Orbis Global Equity strategy, focused on the retail, media, technology, oil & gas, and insurance sectors. Previously, Robert worked as a math and physics teacher at Wellington College. Robert holds a BEng and MEng from Cambridge University and is a CFA charterholder.
Giorgio Caputo
Senior Fund Manager
JOHCM Global Income Builder Fund
JOHCM Credit Income Fund
Giorgio Caputo joined JOHCM USA in August 2017. Giorgio is a Senior Fund Manager and Head of JOHCM’s Multi-Asset Team. Prior to joining JOHCM USA, Giorgio spent seven years as a Portfolio Manager and Investment Analyst at First Eagle Investment Management (“First Eagle”), where he co-managed the First Eagle Global Income Builder Fund. Prior to First Eagle, Giorgio was a Managing Director and Industry Generalist Investment Analyst at JANA Partners LLC, a value and event-driven hedge fund, and an Investment Banking Associate at Credit Suisse First Boston. Before graduate school, he was a Quantitative Analyst and the Interest Rate Trader for the Equity Derivatives Group at Lehman Brothers. He has a BS in Operations Research, with minors in German Literature, Italian Literature, and Applied and Computational Mathematics, from Princeton University, as well as an MBA in Finance with Honours from Columbia Business School. Giorgio speaks fluent German and Italian.
Robert Hordon, CFA
Senior Fund Manager
JOHCM Global Income Builder Fund
Robert Hordon joined JOHCM USA in October 2017. Robert is a Senior Fund Manager for JOHCM’s Multi Asset team. Prior to joining JOHCM USA, he was most recently a Portfolio Manager and Senior Analyst at First Eagle Investment Management, where he co-managed the First Eagle Global Income Builder Fund. He also was a Senior Analyst in the First Eagle Global Value team which he joined in 2008. Robert has a BA in Politics from Princeton University, with a Certificate in Political Theory, and an MBA from Columbia Business School. He also holds the Chartered Financial Analyst (CFA) designation.
Adam Gittes
Senior Fund Manager
JOHCM Global Income Builder
JOHCM Credit Income Fund
Adam is a Senior Fund Manager and Head of Credit for JOHCM’s Multi Asset Value team. He was most recently employed as a Senior Investment Professional at Piney Lake Capital, a hedge fund, where he focused on private credit and special situations credit investing. Prior to Piney Lake, Adam was a Portfolio Manager at TOMS Capital, a multi-billion dollar single family office, focusing on special situation investments in both debt and equity markets. Before TOMS Capital, he was a Vice President at BlackRock Kelso Capital. While there, he worked on the formation of the firm’s liquid credit business. Prior to BlackRock Kelso Capital, Adam was a senior analyst at RockView, a credit and event driven hedge fund. While at RockView he researched and initiated investments across the capital structure while focusing on fundamental value in unfollowed, misunderstood, and complicated securities. Adam began his career in 2001 in the Mergers and Acquisitions group at Credit Suisse First Boston.
The Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed, and ownership of securities of the Funds.
Administrator, Transfer Agent, Custodian, and Distributor
The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Funds’ Administrator and Fund Accounting Agent, Transfer Agent, and Custodian. Foreside Fund Officer Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230, provides compliance services and financial controls services to the Funds. Foreside Financial Services, LLC (“Distributor”), 3 Canal Plaza, Suite 100, Portland, Maine 04101, distributes shares of the Funds.

Your Account
Pricing Your Shares
When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.
Calculating the Fund’s NAV
The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business. The NYSE is closed on the following days: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Funds before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Funds or a financial intermediary after the NYSE closes will be effective the following business day. The NAV of a Fund may change every day.
A purchase, redemption, or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed, and delivered. Requests must include the following:
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The account number (if issued) and Fund name;
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The amount of the transaction, in dollar amount or number of shares;
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For redemptions and exchanges (other than telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;
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Required signature guarantees, if applicable; and
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Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 866-260-9549 (toll free) or 312-557-5913 for more information about documentation that may be required of these entities.
Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Funds’ “Customer Identification Program” as described below.
Valuing the Funds’ Assets
The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Each Fund generally uses pricing services to determine the market value of securities. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate of such currencies against the U.S. dollar as provided by an approved independent pricing service.
If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Fair Value Committee may need to price the security using the Funds’ fair value pricing guidelines.
In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by an independent third-party pricing service to fair value its international equity securities.
Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing a Fund’s NAV to change even though the Fund is closed. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
How to Purchase Shares
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation, or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.
You may purchase shares directly from the Funds or through your broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received in good order by the Funds or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the close of the NYSE) will be effective at that day’s share price. Purchase requests received in good order by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment as stated in this prospectus. The Funds may accept initial investments smaller than the minimum initial investment amounts from eligible retirement account investors and in connection with the Funds’ participation in third-party distribution platforms and in certain other instances at their discretion.
Share Classes
The Funds offer multiple share classes. Each share class represents an investment in the same portfolio of securities, but the classes may have different charges and expenses. Your financial intermediary can help you determine which share class to purchase.
Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts, and for investments made though financial institutions or intermediaries. The minimum initial investment for Institutional Shares is $1,000,000. If you purchase Institutional Shares, you will not pay a sales charge at the time of purchase and you will not pay a 12b-1 fee.
Your financial intermediary can help you determine whether you are eligible to purchase Institutional Shares. Eligible Institutional Share investors primarily include: individuals and institutional investors with a minimum initial investment of $1,000,000; employer sponsored retirement plans, pooled investment vehicles, clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or Distributor to offer such shares though an investment platform; clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian. Financial intermediaries may set different minimum and additional investment requirements.
Institutional Shares also may be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay commission and/or other forms of compensation to the broker.
Institutional Shares may also be purchased by officers, trustees, and employees, and their immediate family members (i.e., spouses, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of the Funds and the Adviser, and its subsidiaries and affiliates, and the Funds will waive the minimum initial investment amount for Institutional Shares for such purchases.
The Funds reserve the right to modify or waive the eligibility requirements and investment minimums at any time.
Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required for Class I Shares. If you purchase Class I Shares of the Funds, other than the JOHCM International Select Fund, you will not pay a sales charge at the time of purchase but you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Class I shares.

Class I shares of the JOHCM International Select Fund may also be available to clients of financial institutions or intermediaries which charge such clients a fee for advisory, investment consulting, or similar services or have entered into an agreement with the Funds or Distributor to offer such shares though an investment platform; clients of trust companies where the trust company is acting in fiduciary capacity, as agent, or as custodian. Financial intermediaries may set different minimum and additional investment requirements.
Class II Shares of the Funds are primarily for certain individual investors and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Class II Shares. If you purchase Class II Shares of the Funds, you will not pay a sales charge at the time of purchase but you will pay a 12b-1 fee not exceeding twenty-five basis points (0.25%) of a Fund’s average daily net assets. Your financial intermediary can help you determine if you are eligible to purchase Class II shares.
Class III Shares of the JOHCM Emerging Markets Small Mid Cap Equity Fund are primarily for certain individual investors, and investments made through financial institutions or intermediaries. There is no minimum investment amount required for Class III shares. If you purchase Class III Shares of the Fund, you will not pay a sales charge at the time of purchase, but you will pay a 12b-1 fee not exceeding fifty basis points (0.50%) of the Fund’s average daily net assets attributable to Class III Shares. Your financial intermediary can help you determine if you are eligible to purchase Class III shares.
Customer Identification Program: Important Information About Procedures for Opening an Account
Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Funds will ask for your name, residential address, date of birth, government identification number, and other information that will allow us to identify you. For legal entity customers, we will also ask that any individual(s) who, directly or indirectly, owns 25% or more of the entity and one individual who has significant responsibility to control, manage, or direct the legal entity be identified. The Funds also may ask to see your driver’s license or other identifying documents.
If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. Once the Funds are able to verify your identity, your investment will be accepted and processed at the next determined NAV. However, if we are unable to verify your identity, each Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.
Purchases Through Financial Intermediaries
You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank, or other financial institution that purchases shares for its customers. The Funds may authorize certain financial intermediaries to receive purchase and sale orders on its behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.
When shares are purchased this way, the financial intermediary may:
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charge a fee for its services;
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act as the shareholder of record of the shares;
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set different minimum initial and additional investment requirements;
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impose other charges, commissions, or restrictions;
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designate intermediaries to accept purchase and sale orders on the Funds’ behalf; or
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impose an earlier cut-off time for purchase and redemption requests.
Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT). These orders will be priced based on the Fund’s NAV next computed after such order is received by the financial intermediary.
Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser, or their affiliates.

Fund Direct Purchases
You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Fund at 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business. You may invest in the following ways:
By Wire
To Open a New Account:
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Complete a New Account Application and send it to:
JOHCM Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766
Overnight Address:
JOHCM Funds
c/o The Northern Trust Company
333 South Wabash Avenue
Attn: Fund Center, Floor 38
Chicago, IL 60604
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You must also call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business to place an initial purchase via phone or provide an initial purchase Letter of Instruction.
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Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent. Wires must be received prior to 4:00 pm ET to receive the current day’s NAV.
To Add to an Existing Account:
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Call 866-260-9549 (toll free) or 312-557-5913 on days the Funds are open for business or provide a subsequent purchase Letter of Instruction.
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Have your bank wire federal funds or effect an ACH transfer to:
The Northern Trust Company
Chicago, Illinois
ABA Routing No. 0710-00152
Northern Trust Account #5201682900
Shareholder Account #JOH1056 (ex. JOH10561234567)
Shareholder Name:
By Directed Reinvestment
Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.
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Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.
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Reinvestments can only be directed to an existing Fund account.
Other Purchase Information
The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

Lost Shareholders, Inactive Accounts, and Unclaimed Property
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 1-866-260-9549 (toll free) or 312-557-5913 at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Information Regarding Purchases of the JOHCM International Select Fund
As of July 15, 2015 (the “Closing Date”), the JOHCM International Select Fund is publicly offered on a limited basis only. The following groups are permitted to continue to purchase shares of each Fund:
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Shareholders of record of the Fund as of the Closing Date are able to continue to purchase additional shares in their existing Fund accounts either directly through the Fund or through a financial intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund.
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Group employer benefit plans, including 401(k), 403(b), 457 plans, and health savings account programs (and their successor, related, and affiliated plans), which have the Fund available to participants on or before the Closing Date, may continue to open accounts for new participants in the Fund and purchase additional shares in existing participant accounts. New group employer benefit plans, including 401(k), 403(b), and 457 plans, and health savings account programs (and their successor, related, and affiliated plans), may also establish new accounts with the Fund, provided the new plans have approved and selected the Fund as an investment option by the Closing Date and the plan has also been accepted for investment by the Fund by the Closing Date.
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Approved fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. The program sponsors must be accepted for investment by the Fund by the Closing Date.
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Approved brokerage platforms where the Fund is included on the sponsor platform may continue to utilize the Fund for new and existing program accounts. The brokerage platforms must have been accepted for continued investment by the Fund by the Closing Date.
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Existing independent wealth management (IWM) firms and bank trust companies that have a client investment in the Fund at the time of the Closing Date can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new IWM and bank trust companies that do not have a position in the Fund at the time of the Closing Date.
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Fund of mutual fund sponsors that have an investment in the Fund as of the Closing Date can continue to purchase shares of the Fund.
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Certain financial intermediaries with whom the Adviser has a relationship, provided that, in the judgment of JOHCM Funds, the proposed investment in the Fund would not adversely affect the Adviser’s ability to manage the Fund effectively.
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An institutional consulting firm that has previously directed client assets into the Fund may be allowed to recommend the Fund to its new and existing clients who may in turn purchase shares of the Fund, provided that, in the judgment of JOHCM Funds, the proposed investment in the Fund would not adversely affect the Adviser’s ability to manage the Fund effectively.
•
Board of Trustees and persons affiliated with the Fund’s investment adviser and their immediate families would be able to purchase shares of the Fund and establish new positions.

In general, the Fund will rely on a financial intermediary to prevent a new account from being opened within an omnibus account established at that financial intermediary if the account would not otherwise satisfy the conditions outlined above. The Fund’s ability to monitor new accounts that are opened through omnibus accounts or other nominee accounts is limited and the ability to limit a new account to those that meet the above criteria with respect to financial intermediaries may vary depending upon the capabilities of those financial intermediaries.
Investors may be asked to verify that they meet one of the exceptions above prior to opening a new account in the Fund. The Fund may permit you to open a new account if the Fund reasonably believe that you are eligible. If a shareholder opens a new account in the Fund and is later determined to be ineligible for investment, the Fund reserves the right to redeem the shares at their original NAV. The Fund also may decline to permit you to open a new account if the Fund believes that doing so would be in the best interests of either the Fund or its shareholders, even if you would be eligible to open a new account under these exceptions.
If all shares of the Fund in an existing account are redeemed, the shareholder’s account will be closed. Such former shareholders will not be able to buy additional shares of either Fund or reopen their account.
The Fund reserves the right to make additional exceptions or otherwise modify the foregoing closure policy at any time.
How to Redeem Shares
You may redeem all or part of your investment in a Fund on any day that the Fund is open for business, subject to certain restrictions described below. Redemption requests received by the Fund or a financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or a financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.
The price you will receive when you redeem your shares will be the NAV next determined after the Funds receive your properly completed order to sell. You may receive proceeds from the sale by check, bank wire transfer, or direct deposit into your bank account and in certain cases, payment may be made in securities of a Fund as described in “Additional Information About Redemptions”. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. Redemption-in-kind proceeds are limited to securities that are traded on a public securities market or are limited to securities for which quoted bid and ask prices are available. They are distributed based on a weighted-average pro-rata basis of a Fund’s holdings to the redeeming shareholder. Each Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account. The Funds typically expect to hold cash or cash equivalents to meet redemption requests. A Fund also may use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit that may be used to meet redemption requests during stressed market conditions.
Redemptions Through a Financial Intermediary
If you purchased shares from a financial intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund
If you purchased shares directly from the Funds and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.
By Mail
•
Send a written request to:
JOHCM Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766
Overnight Address:
JOHCM Funds
c/o The Northern Trust Company
333 South Wabash Avenue
Attn: Fund Center, Floor 38
Chicago, IL 60604
•
The redemption request must include:
1. The number of shares or the dollar amount to be redeemed;
2. The Fund account number; and
3. The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.
•
A Medallion Signature Guarantee (see below) also is required if:
1. The proceeds are to be sent elsewhere than the address of record, or
2. The redemption is requested in writing and the amount is greater than $100,000.
By Wire
If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.
•
Call the Transfer Agent at 866-260-9549 (toll free) or 312-557-5913 for instructions.
•
The minimum amount that may be redeemed by this method is $250.
By Telephone
Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.
•
Call 866-260-9549 (toll free) or 312-557-5913 to use the telephone privilege.
•
If your account is already opened and you wish to add the telephone privilege, send a written request to:
JOHCM Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766
Overnight Address:
JOHCM Funds
c/o The Northern Trust Company
333 South Wabash Avenue
Attn: Fund Center, Floor 38
Chicago, IL 60604

•
The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.
Neither the Funds, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost, or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions, and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.
Medallion Signature Guarantee
Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program. SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.
An original Medallion Signature Guarantee is required if any of the following applies:
•
the redemption is requested in writing and the amount redeemed is greater than $100,000;
•
the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;
•
information on your investment application has been changed within the last 30 days (including a change in your name or your address);
•
proceeds or shares are being sent/transferred from a joint account to an individual’s account; or
•
proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.
If your written request is for redemption greater than $5 million, call 866-260-9549 (toll free) or 312-557-5913 for Medallion Signature Guarantee requirements.
Additional Information About Redemptions
The Funds typically expect that they will pay redemption proceeds by check or electronic transfer within seven (7) calendar days after receipt of a proper redemption request although proceeds normally are paid within three (3) business days. If you are redeeming shares that have been purchased via ACH, the Funds may hold redemption proceeds until the purchase amount has been collected, which may be as long as five (5) business days after purchase date. For shares recently purchased by check, redemption proceeds may not be available until the check has cleared which may take up to five (5) days for the date of purchase. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment of redemption proceeds. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in both regular and stressed market conditions.
At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.
Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market rate until the security is sold. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security redeemed in kind.
Involuntary Redemptions of Your Shares
If your account balance drops below $1,000,000 in the case of Institutional Shares, $25,000 in the case of Class I Shares and $2,000 in the case of Class II Shares and Class III Shares because of redemptions you may be required to sell your shares. The Funds will provide you at least thirty (30) days’ written notice to give you sufficient time to add to your account and avoid the sale of your shares.
How to Exchange Shares
You may exchange your shares for the same share class of another JOHCM Fund on any Business Day by contacting the Funds directly by mail or telephone by calling 1-866-260-9549 (toll free) or 312-557-5913. Because the JOHCM International Select Fund has not adopted a Class I Rule 12b-1 Plan, if you exchange Class I Shares of this Fund for the same share class of another JOHCM Fund, you will pay a 12b-1 fee not exceeding ten basis points (0.10%) of each of the other JOHCM Funds’ average daily net assets. The exchange privilege may be changed or canceled at any time upon sixty (60) days’ written notice.
You may also exchange your shares of one class of a JOHCM Fund for shares of another class of the same JOHCM Fund, provided that you qualify as an eligible investor for the requested class at the time of the exchange. Investors are responsible for initiating an exchange request and all exchanges are subject to meeting any investment minimum or eligibility requirements. If you hold shares through a financial intermediary, your financial intermediary also may initiate an exchange between share classes in certain circumstances. You should consult your financial intermediary for details and read carefully any materials provided by the intermediary along with this prospectus. The JOHCM Funds do not charge a fee for this privilege.
The JOHCM Funds reserve the right to eliminate this exchange privilege at any time at its discretion and may refuse exchanges by any person or group if, in the JOHCM Funds’ judgment, the JOHCM Funds would potentially be adversely affected. Before making an exchange request, you should read the prospectus carefully, particularly since fees and expenses differ from one class to another. An exchange between classes of shares of the same JOHCM Fund is generally not taxable for federal income tax purposes. Investors could realize a taxable gain or loss when exchanging shares of one JOHCM Fund for shares of another JOHCM Fund. The JOHCM Funds do not provide tax advice; you should consult your own tax expert. If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds’ policy on excessive trading, see “Market Timing Policy” below.
Market Timing Policy
Each Fund is intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term or efficient portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because each Fund will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which a Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when a Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.
Excessive short-term trading may: (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examine transactions that exceed monetary thresholds or numerical limits within certain time periods. If a Fund believes, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, a Fund may, with or without prior notice to the investor, reject further purchase or exchange orders from that investor, and disclaim responsibility for any consequential losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number, or frequency of any future purchases or exchanges and/or the method by which an investor may request future purchases and redemptions. A Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Fund. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.
Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Funds with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.
The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.
Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.
Distribution Plans
The JOHCM Funds have adopted a plan under Rule 12b-1 that allows all shares of all JOHCM Funds, except Class I shares of the JOHCM International Select Fund, to pay distribution fees. Fees under the plan will not exceed 0.10% for Class I shares, 0.25% for Class II shares and 0.50% for Class III shares. Up to 0.25% of Class III Shares’ 12b-1 fee may be used as a shareholder servicing fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Additional Compensation to Financial Intermediaries
The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of a Fund and/or whose clients or customers hold shares of the Fund. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Dividends and Distributions
Fund Policy
Each Fund, except the JOHCM Global Income Builder Fund, intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The JOHCM Global Income Builder Fund intends to declare daily and pay monthly substantially all of its net investment income as dividends to its shareholders. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.
Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.
Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state’s unclaimed property administration in accordance with statutory requirements.

Taxes
Distributions
The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from a Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.
Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.
Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by a Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of a Fund’s distributions could vary in any given year.
The Funds will mail to each shareholder after the close of the calendar year an Internal Revenue Service Form 1099 setting forth the federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.
For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain distributions of qualified income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.
Distributions of net realized capital gains (that is, the excess of the net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly designated by a Fund as capital gains will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund.
Distributions of net realized short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.
If you are a taxable investor and invest in the Funds shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”
Selling Shares
Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. For shares acquired on or after January 1, 2012, the Funds (or relevant broker or financial adviser) are required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct the Funds to use a different IRS accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting requirements apply to them.

Backup Withholding
By law, you may be subject to backup withholding (currently at a rate of 24%) on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that: (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a US resident alien). You also may be subject to withholding if the Internal Revenue Service instructs the Funds to withhold a portion of your distributions or proceeds. You should be aware that the Funds may be fined by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Funds may make a corresponding charge against the account.
Tax Status for Retirement Plans and Other Tax-Deferred Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.
Medicare Tax
An additional 3.8% Medicare tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming, or exchanging your shares.

Shareholder Reports and Other Information
The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 866-260-9549 (toll free) or 312-557-5913 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.
Financial Highlights
The following financial highlights are intended to help you understand the financial performance of each of the Funds for the last five fiscal years or life of the Fund, or share class, if shorter. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund.
The information for the fiscal years ended September 30, 2020, September 30, 2019, September 30, 2018, September 30, 2017, and September 30, 2016, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Annual Report, which is available, without charge, upon request.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class I
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM Emerging Markets Opportunities Fund
Net asset value, beginning of year	$10.75	$11.38	$11.96	$10.04	$9.19
Income (loss) from investment operations:
Net investment income(a)	0.08	0.40	0.14	0.10	0.19
Net realized and unrealized gains (losses) from investments	0.40	(0.59)	(0.27)	1.89	1.25
Total from investment operations	0.48	(0.19)	(0.13)	1.99	1.44
Less distributions paid:
From net investment income	(0.42)	(0.10)	(0.07)	(0.07)	(0.08)
From net realized gains	—	(0.34)	(0.38)	—	(0.51)
Total distributions paid	(0.42)	(0.44)	(0.45)	(0.07)	(0.59)
Change in net asset value	0.06	(0.63)	(0.58)	1.92	0.85
Net asset value, end of year	$10.81	$10.75	$11.38	$11.96	$10.04
Total return	4.37%	(1.31%)	(1.30%)	20.09%	16.54%
Ratios/Supplemental data:
Net assets, end of year (000's)	$75,971	$83,555	$99,577	$71,650	$29,446
Ratio of net expenses to average net assets	1.20%	1.32%	1.34%	1.38%	1.37%
Ratio of net investment income to average net assets	0.81%	3.71%	1.15%	0.92%	2.09%
Ratio of gross expenses to average net assets	1.20%	1.32%	1.34%	1.38%	1.37%
Ratio of expense recoupment to average net assets	—	—(b)	0.02%	0.01%	—
Portfolio turnover rate(c)	53.30%	35.35%	31.87%	22.62%	40.75%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount rounds to less 0.005%.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class II
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM Emerging Markets Opportunities Fund
Net asset value, beginning of year	$10.74	$11.36	$11.95	$10.03	$9.19
Income (loss) from investment operations:
Net investment income(a)	0.08	0.41	0.12	0.08	0.05
Net realized and unrealized gains (losses) from investments	0.38	(0.60)	(0.27)	1.90	1.38
Total from investment operations	0.46	(0.19)	(0.15)	1.98	1.43
Less distributions paid:
From net investment income	(0.40)	(0.09)	(0.06)	(0.06)	(0.08)
From net realized gains	—	(0.34)	(0.38)	—	(0.51)
Total distributions paid	(0.40)	(0.43)	(0.44)	(0.06)	(0.59)
Change in net asset value	0.06	(0.62)	(0.59)	1.92	0.84
Net asset value, end of year	$10.80	$10.74	$11.36	$11.95	$10.03
Total return	4.26%	(1.37%)	(1.47%)	19.89%	16.42%
Ratios/Supplemental data:
Net assets, end of year (000's)	$14,268	$13,348	$8,020	$5,668	$1,953
Ratio of net expenses to average net assets	1.35%	1.47%	1.49%	1.54%	1.50%
Ratio of net investment income to average net assets	0.76%	3.86%	1.01%	0.71%	0.54%
Ratio of gross expenses to average net assets	1.35%	1.47%	1.49%	1.54%	1.56%
Ratio of expense recoupment to average net assets	—	—(b)	0.02%	0.02%	—
Portfolio turnover rate(c)	53.30%	35.35%	31.87%	22.62%	40.75%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount rounds to less 0.005%.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Institutional Class
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM Emerging Markets Opportunities Fund
Net asset value, beginning of year	$10.78	$11.41	$11.99	$10.06	$9.20
Income (loss) from investment operations:
Net investment income(a)	0.11	0.48	0.15	0.13	0.10
Net realized and unrealized gains (losses) from investments	0.39	(0.66)	(0.27)	1.88	1.35
Total from investment operations	0.50	(0.18)	(0.12)	2.01	1.45
Less distributions paid:
From net investment income	(0.43)	(0.11)	(0.08)	(0.08)	(0.08)
From net realized gains	—	(0.34)	(0.38)	—	(0.51)
Total distributions paid	(0.43)	(0.45)	(0.46)	(0.08)	(0.59)
Change in net asset value	0.07	(0.63)	(0.58)	1.93	0.86
Net asset value, end of year	$10.85	$10.78	$11.41	$11.99	$10.06
Total return	4.56%	(1.21%)	(1.23%)	20.21%	16.64%
Ratios/Supplemental data:
Net assets, end of year (000's)	$543,987	$486,372	$388,129	$269,622	$110,330
Ratio of net expenses to average net assets	1.10%	1.22%	1.24%	1.29%	1.27%
Ratio of net investment income to average net assets	1.04%	4.46%	1.26%	1.23%	1.14%
Ratio of gross expenses to average net assets	1.10%	1.22%	1.24%	1.29%	1.29%
Ratio of expense recoupment to average net assets	—	—(b)	0.02%	0.01%	—
Portfolio turnover rate(c)	53.30%	35.35%	31.87%	22.62%	40.75%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount rounds to less 0.005%.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class I
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM Global Equity Fund
Net asset value, beginning of year	$16.41	$16.73	$15.05	$13.58	$12.24
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.04)	0.10	0.07	0.07	0.06
Net realized and unrealized gains from investments	3.17	0.25	1.67	1.43	1.28
Total from investment operations	3.13	0.35	1.74	1.50	1.34
Less distributions paid:
From net investment income	(0.02)	(0.18)	(0.06)	(0.03)	—
From net realized gains	(2.24)	(0.49)	—	—	—
Total distributions paid	(2.26)	(0.67)	(0.06)	(0.03)	—
Change in net asset value	0.87	(0.32)	1.68	1.47	1.34
Net asset value, end of year	$17.28	$16.41	$16.73	$15.05	$13.58
Total return	21.26%	2.66%	11.61%	11.06%	10.95%
Ratios/Supplemental data:
Net assets, end of year (000's)	$39,213	$157,452	$189,317	$216,867	$171,464
Ratio of net expenses to average net assets	1.16%	1.16%	1.17%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	(0.28%)	0.63%	0.39%	0.49%	0.50%
Ratio of gross expenses to average net assets	1.16%	1.17%	1.17%	1.18%	1.20%
Ratio of expense recoupment to average net assets	—	—(b)	—(b)	—(b)	—
Portfolio turnover rate(c)	40.21%	46.36%	24.81%	51.44%	124.32%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount rounds to less 0.005%.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Institutional Class
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM Global Equity Fund
Net asset value, beginning of year	$16.44	$16.76	$15.08	$13.61	$12.25
Income from investment operations:
Net investment income(a)	—(b)	0.10	0.09	0.08	0.07
Net realized and unrealized gains from investments	3.15	0.26	1.67	1.43	1.29
Total from investment operations	3.15	0.36	1.76	1.51	1.36
Less distributions paid:
From net investment income	(0.04)	(0.19)	(0.08)	(0.04)	—
From net realized gains	(2.23)	(0.49)	—	—	—
Total distributions paid	(2.27)	(0.68)	(0.08)	(0.04)	—
Change in net asset value	0.88	(0.32)	1.68	1.47	1.36
Net asset value, end of year	$17.32	$16.44	$16.76	$15.08	$13.61
Total return	21.43%	2.76%	11.76%	11.15%	11.10%
Ratios/Supplemental data:
Net assets, end of year (000's)	$422,745	$225,884	$335,636	$287,089	$245,918
Ratio of net expenses to average net assets	1.06%	1.06%	1.07%	1.08%	1.08%
Ratio of net investment income to average net assets	0.01%	0.66%	0.57%	0.57%	0.52%
Ratio of gross expenses to average net assets	1.06%	1.07%	1.07%	1.08%	1.10%
Ratio of expense recoupment to average net assets	—	—(c)	—(c)	—(c)	—
Portfolio turnover rate(d)	40.21%	46.36%	24.81%	51.44%	124.32%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Amount rounds to less 0.005%.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class I
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM International Select Fund
Net asset value, beginning of year	$22.54	$23.66	$21.92	$19.94	$17.45
Income (loss) from investment operations:
Net investment income(a)	0.11	0.28	0.27	0.30	0.19
Net realized and unrealized gains (losses) from investments	5.11	(1.09)	1.73	1.81	2.37
Total from investment operations	5.22	(0.81)	2.00	2.11	2.56
Less distributions paid:
From net investment income	(0.23)	(0.31)	(0.26)	(0.13)	(0.07)
Total distributions paid	(0.23)	(0.31)	(0.26)	(0.13)	(0.07)
Change in net asset value	4.99	(1.12)	1.74	1.98	2.49
Net asset value, end of year	$27.53	$22.54	$23.66	$21.92	$19.94
Total return	23.30%	(3.31%)	9.22%	10.72%	14.70%
Ratios/Supplemental data:
Net assets, end of year (000's)	$9,631,884	$7,822,739	$7,619,731	$6,081,384	$4,003,594
Ratio of net expenses to average net assets	0.98%	0.99%	1.00%	1.01%	1.01%
Ratio of net investment income to average net assets	0.45%	1.27%	1.16%	1.49%	1.04%
Ratio of gross expenses to average net assets	0.98%	0.99%	1.00%	1.01%	1.01%
Portfolio turnover rate(b)	43.51%	33.06%	26.06%	34.96%	107.37%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class II
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM International Select Fund
Net asset value, beginning of year	$22.54	$23.68	$21.93	$19.96	$17.48
Income (loss) from investment operations:
Net investment income(a)	0.05	0.23	0.19	0.26	0.14
Net realized and unrealized gains (losses) from investments	5.11	(1.10)	1.76	1.81	2.37
Total from investment operations	5.16	(0.87)	1.95	2.07	2.51
Less distributions paid:
From net investment income	(0.17)	(0.27)	(0.20)	(0.10)	(0.03)
Total distributions paid	(0.17)	(0.27)	(0.20)	(0.10)	(0.03)
Change in net asset value	4.99	(1.14)	1.75	1.97	2.48
Net asset value, end of year	$27.53	$22.54	$23.68	$21.93	$19.96
Total return	23.02%	(3.59%)	8.97%	10.45%	14.37%
Ratios/Supplemental data:
Net assets, end of year (000's)	$643,607	$588,729	$551,489	$400,294	$297,486
Ratio of net expenses to average net assets	1.23%	1.24%	1.25%	1.27%	1.30%
Ratio of net investment income to average net assets	0.20%	1.03%	0.83%	1.29%	0.78%
Ratio of gross expenses to average net assets	1.23%	1.24%	1.25%	1.27%	1.30%
Ratio of expense recoupment to average net assets	—	—	—	0.01%	—
Portfolio turnover rate(b)	43.51%	33.06%	26.06%	34.96%	107.37%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class I
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM International Small Cap Equity Fund
Net asset value, beginning of year	$11.00	$13.03	$12.75	$10.64	$9.66
Income (loss) from investment operations:
Net investment income(a)	0.02	0.12	0.10	0.11	0.12
Net realized and unrealized gains (losses) from investments	0.31	(1.51)	0.37	2.13	0.97
Total from investment operations	0.33	(1.39)	0.47	2.24	1.09
Less distributions paid:
From net investment income	(0.12)	(0.13)	(0.09)	(0.13)	(0.11)
From net realized gains	(0.27)	(0.51)	(0.10)	—	—
Total distributions paid	(0.39)	(0.64)	(0.19)	(0.13)	(0.11)
Change in net asset value	(0.06)	(2.03)	0.28	2.11	0.98
Net asset value, end of year	$10.94	$11.00	$13.03	$12.75	$10.64
Total return	2.73%	(10.27%)	3.66%	21.30%	11.44%
Ratios/Supplemental data:
Net assets, end of year (000's)	$33,853	$29,053	$46,852	$62,965	$43,997
Ratio of net expenses to average net assets	1.30%	1.34%	1.31%	1.34%	1.34%
Ratio of net investment income to average net assets	0.17%	1.04%	0.79%	0.97%	1.17%
Ratio of gross expenses to average net assets	1.32%	1.34%	1.32%	1.36%	1.41%
Ratio of expense recoupment to average net assets	0.01%	—(b)	0.02%	—	—
Portfolio turnover rate(c)	24.72%	23.66%	17.61%	16.01%	39.39%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount rounds to less 0.005%.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class II
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM International Small Cap Equity Fund
Net asset value, beginning of year	$11.06	$13.09	$12.83	$10.70	$9.71
Income (loss) from investment operations:
Net investment income(a)	0.01	0.11	0.11	0.09	0.09
Net realized and unrealized gains (losses) from investments	0.30	(1.51)	0.33	2.15	1.00
Total from investment operations	0.31	(1.40)	0.44	2.24	1.09
Less distributions paid:
From net investment income	(0.10)	(0.12)	(0.08)	(0.11)	(0.10)
From net realized gains	(0.27)	(0.51)	(0.10)	—	—
Total distributions paid	(0.37)	(0.63)	(0.18)	(0.11)	(0.10)
Change in net asset value	(0.06)	(2.03)	0.26	2.13	0.99
Net asset value, end of year	$11.00	$11.06	$13.09	$12.83	$10.70
Total return	2.59%	(10.35%)	3.43%	21.21%	11.28%
Ratios/Supplemental data:
Net assets, end of year (000's)	$1,529	$1,609	$1,474	$1,230	$430
Ratio of net expenses to average net assets	1.45%	1.49%	1.47%	1.49%	1.49%
Ratio of net investment income to average net assets	0.04%	1.02%	0.87%	0.76%	0.94%
Ratio of gross expenses to average net assets	1.47%	1.49%	1.47%	1.53%	1.63%
Ratio of expense recoupment to average net assets	0.01%	—(b)	0.02%	—	—
Portfolio turnover rate(c)	24.72%	23.66%	17.61%	16.01%	39.39%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount rounds to less 0.005%.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Institutional Class
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM International Small Cap Equity Fund
Net asset value, beginning of year	$10.99	$13.02	$12.74	$10.64	$9.66
Income (loss) from investment operations:
Net investment income(a)	0.03	0.14	0.15	0.14	0.13
Net realized and unrealized gains (losses) from investments	0.30	(1.51)	0.33	2.10	0.97
Total from investment operations	0.33	(1.37)	0.48	2.24	1.10
Less distributions paid:
From net investment income	(0.12)	(0.15)	(0.10)	(0.14)	(0.12)
From net realized gains	(0.27)	(0.51)	(0.10)	—	—
Total distributions paid	(0.39)	(0.66)	(0.20)	(0.14)	(0.12)
Change in net asset value	(0.06)	(2.03)	0.28	2.10	0.98
Net asset value, end of year	$10.93	$10.99	$13.02	$12.74	$10.64
Total return	2.79%	(10.13%)	3.73%	21.37%	11.54%
Ratios/Supplemental data:
Net assets, end of year (000's)	$145,033	$177,365	$219,774	$164,092	$75,799
Ratio of net expenses to average net assets	1.20%	1.24%	1.22%	1.24%	1.24%
Ratio of net investment income to average net assets	0.24%	1.29%	1.17%	1.24%	1.29%
Ratio of gross expenses to average net assets	1.22%	1.24%	1.22%	1.27%	1.28%
Ratio of expense recoupment to average net assets	0.01%	—(b)	0.02%	—	—
Portfolio turnover rate(c)	24.72%	23.66%	17.61%	16.01%	39.39%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount rounds to less 0.005%.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class I
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016(a)
JOHCM Emerging Markets Small Mid Cap Equity Fund
Net asset value, beginning of period	$11.62	$11.85	$14.00	$11.78	$9.20
Income (loss) from investment operations:
Net investment income(b)	0.15	0.02	0.09	0.06	0.08
Net realized and unrealized gains (losses) from investments	1.70	(0.20)	(0.56)	2.38	2.50
Total from investment operations	1.85	(0.18)	(0.47)	2.44	2.58
Less distributions paid:
From net investment income	(0.07)	(0.05)	(0.13)	(0.22)	—
From net realized gains	—	—	(1.55)	—	—
Total distributions paid	(0.07)	(0.05)	(1.68)	(0.22)	—
Change in net asset value	1.78	(0.23)	(2.15)	2.22	2.58
Net asset value, end of period	$13.40	$11.62	$11.85	$14.00	$11.78
Total return	15.95%	(1.51%)	(4.50%)	21.37%	28.04%(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$14,365	$415	$751	$149	$147
Ratio of net expenses to average net assets	1.64%	1.64%	1.64%	1.64%	1.64%(d)
Ratio of net investment income to average net assets	1.21%	0.15%	0.69%	0.47%	1.11%(d)
Ratio of gross expenses to average net assets	2.29%	2.66%	2.65%	4.37%	5.72%(d)
Portfolio turnover rate(e)	136.73%	133.43%	127.34%	174.08%	162.74%(c)

(a)	For the period from January 28, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Institutional Class
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
JOHCM Emerging Markets Small Mid Cap Equity Fund
Net asset value, beginning of year	$11.64	$11.87	$14.02	$11.78	$9.91
Income (loss) from investment operations:
Net investment income(a)	0.04	0.04	0.09	0.05	0.03
Net realized and unrealized gains (losses) from investments	1.83	(0.21)	(0.55)	2.42	2.28
Total from investment operations	1.87	(0.17)	(0.46)	2.47	2.31
Less distributions paid:
From net investment income	(0.09)	(0.06)	(0.14)	(0.23)	(0.06)
From net realized gains	—	—	(1.55)	—	(0.38)
Total distributions paid	(0.09)	(0.06)	(1.69)	(0.23)	(0.44)
Change in net asset value	1.78	(0.23)	(2.15)	2.24	1.87
Net asset value, end of year	$13.42	$11.64	$11.87	$14.02	$11.78
Total return	16.09%	(1.42%)	(4.43%)	21.59%	24.13%
Ratios/Supplemental data:
Net assets, end of year (000's)	$29,282	$23,870	$24,093	$7,406	$6,114
Ratio of net expenses to average net assets	1.54%	1.54%	1.54%	1.54%	1.54%
Ratio of net investment income to average net assets	0.33%	0.36%	0.69%	0.40%	0.27%
Ratio of gross expenses to average net assets	2.19%	2.56%	2.48%	4.38%	4.63%
Portfolio turnover rate(b)	136.73%	133.43%	127.34%	174.08%	162.74%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Institutional Class
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016(a)
JOHCM International Opportunities Fund
Net asset value, beginning of period	$10.65	$10.71	$11.19	$9.98	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.17	0.24	0.20	0.20	(—)(c)
Net realized and unrealized gains (losses) from investments	(0.09)	(0.10)	(0.02)	1.09	(0.02)
Total from investment operations	0.08	0.14	0.18	1.29	(0.02)
Less distributions paid:
From net investment income	(0.23)	(0.18)	(0.29)	(0.08)	—
From net realized gains	(0.02)	(0.02)	(0.37)	—	—
Total distributions paid	(0.25)	(0.20)	(0.66)	(0.08)	—
Change in net asset value	(0.17)	(0.06)	(0.48)	1.21	(0.02)
Net asset value, end of period	$10.48	$10.65	$10.71	$11.19	$9.98
Total return(d)	0.62%	1.42%	1.76%	13.12%	(0.20%)
Ratios/Supplemental data:
Net assets, end of period (000's)	$2,935	$2,301	$2,276	$2,254	$1,995
Ratio of net expenses to average net assets	0.89%	0.89%	0.89%	0.89%	0.89%(e)
Ratio of net investment income (loss) to average net assets	1.60%	2.29%	1.86%	1.94%	(0.89%)(e)
Ratio of gross expenses to average net assets	9.42%	8.61%	8.23%	9.03%	72.58%(e)
Portfolio turnover rate(f)	64.62%	34.58%	57.05%	68.89%	—(d)

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class I
	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)
JOHCM Global Income Builder Fund
Net asset value, beginning of period	$10.09	$9.71	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.21	0.31	0.29
Net realized and unrealized gains (losses) from investments	(0.11)	0.41	(0.30)
Total from investment operations	0.10	0.72	(0.01)
Less distributions paid:
From net investment income	(0.25)	(0.34)	(0.28)
From net realized gains	(0.05)	—	—
Total distributions paid	(0.30)	(0.34)	(0.28)
Change in net asset value	(0.20)	0.38	(0.29)
Net asset value, end of period	$9.89	$10.09	$9.71
Total return	0.99%	7.66%	(0.06%)(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$7,285	$6,933	$5,516
Ratio of net expenses to average net assets	0.93%	0.98%	0.98%(d)
Ratio of net investment income to average net assets	2.14%	3.14%	3.50%(d)
Ratio of gross expenses to average net assets	1.08%	1.18%	1.56%(d)
Portfolio turnover rate(e)	141.42%(c)	54.70%(c)	41.93%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Class II
	Year Ended September 30, 2020	Period Ended September 30, 2019(a)
JOHCM Global Income Builder Fund
Net asset value, beginning of period	$10.09	$10.08
Income (loss) from investment operations:
Net investment income(b)	0.20	0.06
Net realized and unrealized gains (losses) from investments	(0.12)	0.01
Total from investment operations	0.08	0.07
Less distributions paid:
From net investment income	(0.23)	(0.06)
From net realized gains	(0.05)	—
Total distributions paid	(0.28)	(0.06)
Change in net asset value	(0.20)	0.01
Net asset value, end of period	$9.89	$10.09
Total return	0.86%	0.75%(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$81	$77
Ratio of net expenses to average net assets	1.08%	1.13%(d)
Ratio of net investment income to average net assets	2.01%	2.70%(d)
Ratio of gross expenses to average net assets	1.23%	1.63%(d)
Portfolio turnover rate(e)	141.42%(c)	54.70%(c)

(a)	For the period from June 28, 2019, commencement of operations, to September 30, 2019.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

Advisers Investment Trust
JOHCM Funds
Financial Highlights
For the periods indicated

	Institutional Class
	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)
JOHCM Global Income Builder Fund
Net asset value, beginning of period	$10.09	$9.71	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.22	0.33	0.30
Net realized and unrealized gains (losses) from investments	(0.11)	0.40	(0.30)
Total from investment operations	0.11	0.73	—
Less distributions paid:
From net investment income	(0.26)	(0.35)	(0.29)
From net realized gains	(0.05)	—	—
Total distributions paid	(0.31)	(0.35)	(0.29)
Change in net asset value	(0.20)	0.38	(0.29)
Net asset value, end of period	$9.89	$10.09	$9.71
Total return	1.09%	7.77%	0.03%(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$75,835	$105,634	$28,206
Ratio of net expenses to average net assets	0.83%	0.88%	0.88%(d)
Ratio of net investment income to average net assets	2.19%	3.42%	3.62%(d)
Ratio of gross expenses to average net assets	0.98%	1.08%	1.47%(d)
Portfolio turnover rate(e)	141.42%(c)	54.70%(c)	41.93%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

JOHCM Funds
(Series of the Advisers Investment Trust)
Notice of Privacy Policy & Practices
SAFEGUARDING PRIVACY
The Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the privacy and security of the personal confidential information we collect about you. We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.
INFORMATION WE COLLECT AND SOURCES OF INFORMATION
We collect nonpublic personal information about our customers from the following sources:
•
Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
•
Account History, including information about the transactions and balances in a customer’s account(s); and
•
Correspondences including written, telephonic or electronic between a customer and the Funds or service providers to the Funds.
INFORMATION WE SHARE WITH SERVICE PROVIDERS
The Funds may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. The Funds also may disclose non-public personal information as otherwise permitted by law.
SAFEGUARDING CUSTOMER INFORMATION
We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.
We require service providers to the Funds:
•
to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and
•
to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds.
We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

1
For purposes of this notice, the term “customer” or “customers” include individuals who provide nonpublic personal information to the Funds, but do not invest in Fund shares.

Investment Adviser
J O Hambro Capital Management Limited
Level 3
1 St. James’s Market
London SW1Y 4AH, United Kingdom
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker
Chicago, Illinois 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913

To Learn More
Several additional sources of information are available to you. The Statement of Additional Information (“SAI”), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations.
Additional information about a Fund’s investments is available in the Funds’ annual and semi-annual report to shareholders. The Funds’ annual reports contain management’s discussion of market conditions and investment strategies that significantly affected a Fund’s investment return during its last fiscal year.
Call the Funds at 866-260-9549 (toll free) or 312-557-5913 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Funds are open for business to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries. You may also visit the Funds on the web at www.johcm.com to obtain free copies of the Funds’ SAI and annual and semi-annual reports. Or, write to the Funds at:
The JOHCM Funds
c/o The Northern Trust Company
P.O. Box 4766
Chicago, Illinois 60680-4766
You may obtain reports and other information about the Funds on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number: 811-22538

Statement of Additional Information
January 28, 2021

JOHCM EMERGING MARKETS
OPPORTUNITIES FUND
Institutional Shares (Ticker: JOEMX)
Class I Shares (Ticker: JOEIX)
Class II Shares (Ticker: JOEAX)
JOHCM GLOBAL EQUITY FUND
Institutional Shares (Ticker: JOGIX)
Class I shares (Ticker: JOGEX)
Class II Shares (Ticker: JOGAX) (Not currently offered)
JOHCM INTERNATIONAL SELECT FUND
Class I Shares (Ticker: JOHIX)
Class II Shares (Ticker: JOHAX)
JOHCM INTERNATIONAL SMALL CAP
EQUITY FUND
Institutional Shares (Ticker: JOSMX)
Class I Shares (Ticker: JOISX)
Class II Shares (Ticker: JOSAX)
JOHCM EMERGING MARKETS SMALL MID
CAP EQUITY FUND
Institutional Shares (Ticker: JOMMX)
Class I Shares (Ticker: JOMEX)
Class II Shares (Not currently offered)
Class III Shares (Not currently offered)
JOHCM INTERNATIONAL
OPPORTUNITIES FUND
Institutional Shares (Ticker: JOPSX)
Class I Shares (Not currently offered)
Class II Shares (Not currently offered)
JOHCM GLOBAL INCOME BUILDER FUND
Institutional Shares (Ticker: JOBIX)
Class I Shares (Ticker: JOFIX)
Class II Shares (Ticker: JOIIX)
JOHCM Credit INcome Fund
Institutional Shares (Ticker: JOCEX)
Class I Shares (Ticker: JOCMX)
Class II Shares (Ticker: JOCIX)
 Each a series of ADVISERS INVESTMENT TRUST

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Opportunities Fund, JOHCM Global Income Builder Fund, and JOHCM Credit Income Fund (each, a “Fund” and collectively, the “Funds”). This SAI should be read in conjunction with the prospectus dated January 28, 2021. A copy of the prospectus can be obtained at no charge by writing to the transfer agent, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, or by calling 866-260-9549 (toll free) or 312-557-5913. The Funds’ prospectus (“Prospectus”) is incorporated by reference into this SAI.

ii

Description of the Trust and the Funds
Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. The Trust is an open-end investment company. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Opportunities Fund, JOHCM Global Income Builder Fund, and the JOHCM Credit Income Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust. The investment adviser to each of the Funds is J O Hambro Capital Management Limited (the “Adviser”). Each Fund is a diversified fund.
Each of the JOHCM Emerging Markets Opportunity Fund, JOHCM Global Equity Fund and JOHCM International Select Fund commenced operations in the Advisers Investment Trust on November 18, 2013, upon the reorganization of the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (each a “Predecessor Fund” and collectively the “Predecessor Funds”), each a series of the Scotia Institutional Trust (formerly DundeeWealth Trust), into the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (each an “Successor Acquiring Fund” and collectively the “Acquiring Funds”), respectively, each a newly-created series of Advisers Investment Trust (“AIT”).
The Funds do not issue share certificates. All shares are held in non-certificated form registered on the books of the Funds and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.
Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Funds have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.
For information concerning the purchase and redemption of shares of the Funds, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of the Funds’ assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.
3

Additional Information about the Funds’ Investments
Investment Strategies and Risks
All principal investment strategies and risks of each Fund are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques the Funds may use, and the risks related to those techniques and investments. Additional non-principal strategies and risks also are discussed here.
Arbitrage Transactions
The JOHCM Global Income Builder Fund may engage in arbitrage transactions involving near contemporaneous purchase of securities on one market and sale of those securities on another market to take advantage of pricing differences between markets. The Fund will incur a gain to the extent that proceeds exceed costs and a loss to the extent that costs exceed proceeds. The risk of an arbitrage transaction, therefore, is that the Fund may not be able to sell securities subject to an arbitrage at prices exceeding the costs of purchasing those securities.
Borrowing
Each Fund may borrow money from a bank equal to 33 1/3% of its total assets for cash management or investment purposes. Borrowing may exaggerate changes in the NAV of a Fund’s shares and in the return on the Fund’s portfolio. Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.
Commercial Paper
Each of the Funds, except the JOHCM Emerging Markets Small Mid Cap Equity Fund, may purchase commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance current operations. The Funds may only invest in commercial paper rated at least “Prime-2” or better by Moody’s or rated “A-2” or better by S&P or, if the security is unrated, the Adviser determines that it is of equivalent quality.
Convertible Securities
Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.
A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event, such as a decline in capital ratio below a prescribed threshold, occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Due to uncertainty surrounding coupon payments, contingent convertible securities may be volatile, and their price may decline rapidly in the event that coupon payments are suspended. The value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
4

Corporate Debt Securities
Corporate debt securities may include investment grade bonds (defined as Baa3 or higher by Moody’s or BBB- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”)) or in unrated bonds that are determined by the Adviser to be of comparable quality at the time of investment. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Currency Risk
The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of investments to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets causing a decline in value or liquidity in foreign holdings, whose value is tied to the affected foreign currency. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints. In addition, costs will be incurred in connection with conversions between various currencies.
Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.
Equity Securities
Equity securities consist of common stock, preferred stock, securities convertible into common and preferred stock, rights, warrants, income trusts, and Master Limited Partnerships (“MLP”). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stocks represent an equity interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends or in the event of issuer liquidation or bankruptcy. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Convertible securities are bonds, debentures, notes, preferred stocks that may be converted or exchanged into shares of the underlying common stock at a stated exchange ratio. Income trusts and Master Limited Partnerships units are equity investments and may lack diversification as such trusts are primarily invested in oil and gas, pipelines, and other infrastructures whereas MLPs are primarily engaged in the transportation, storage, processing, refining, marketing, exploration, productions, and mining of minerals and natural resources. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.
Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value (“NAV”) of a Fund will fluctuate. Securities in the Funds’ portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.
5

Foreign and Emerging Markets Investments
Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, potentially less securities regulation, less favorable tax provisions, political or economic instability, war, or expropriation. As a result of its investments in foreign securities, the Funds may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.
Each of the Funds will also invest in countries or regions with relatively low gross national product per capita compared to the world’s major economies, and in countries or regions with the potential for rapid economic growth (emerging markets). The Adviser includes within its definition of an emerging market country, any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low-to-middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); or (iii) listed in World Bank publications as developing.
The risks of investing in foreign securities may be intensified in the case of investments in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are uninvested and no return is earned thereon. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.
Certain emerging markets may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Funds could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Funds of any restrictions on investments.
Certain European countries in which the Funds may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.
The JOHCM Emerging Markets Opportunities Fund, JOHCM International Small Cap Equity Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Opportunities Fund, JOHCM Global Income Builder Fund, and the JOHCM Credit Income Fund may, as part of their principal investment strategy, invest in frontier market countries. A sub-set of emerging markets, frontier markets are less developed than other emerging markets and are the most speculative. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. They have the least number of investors and may not have a stock market on which to trade. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
6

Investments in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of the Funds.
Foreign Currency Forward Contracts, Futures, and Options
When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. A Fund incurs expenses in converting assets from one currency to another.
Forward Contracts.   The Funds may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date (“forward contracts”) for hedging purposes, either to “lock-in” the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. The Funds may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (“cross hedging”). Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.
Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Funds may invest. This may limit a Fund’s ability to effectively hedge its investments in those emerging markets.
Foreign Currency Futures.   Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.
Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. A Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.
Foreign Currency Options.   The Funds may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, or to protect against potential declines in its portfolio securities that are denominated in foreign currencies.
The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to a Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.
Options on foreign currencies written or purchased by the Funds may be traded on U.S. or foreign exchanges or over the counter. There is no systematic reporting of last sale information for foreign currencies traded over the counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.
7

Additional Risk Factors.   As a result of its investments in foreign securities, the Funds may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. In that event, a Fund may convert such currencies into dollars at the then current exchange rate. Under certain circumstances, however, such as where the Adviser believes that the applicable rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, the Fund may hold such currencies for an indefinite period of time. In addition, a Fund may be required to receive delivery of the foreign currency underlying forward foreign currency contracts it has entered into. This could occur, for example, if an option written by the Fund is exercised or the Fund is unable to close out a forward contract. The Funds may hold foreign currency in anticipation of purchasing foreign securities.
The Funds may also elect to take delivery of the currencies’ underlying options or forward contracts if, in the judgment of the Adviser, it is in the best interest of a Fund to do so. In such instances as well, a Fund may convert the foreign currencies to dollars at the then current exchange rates, or may hold such currencies for an indefinite period of time.
While the holding of currencies will permit the Funds to take advantage of favorable movements in the applicable exchange rate, it also exposes the Funds to risk of loss if such rates move in a direction adverse to a Fund’s position. Such losses could reduce any profits or increase any losses sustained by the Funds from the sale or redemption of securities, and could reduce the dollar value of interest or dividend payments received. In addition, the holding of currencies could adversely affect a Fund’s profit or loss on currency options or forward contracts, as well as its hedging strategies.
Initial Public Offerings (“IPOs”)
The Adviser generally attempts to allocate IPOs on a pro rata basis. However, due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, pro rata allocation may not always be possible. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. As a Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce a Fund’s performance. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Litigation and Enforcement Risk
The JOHCM Global Income Builder Fund and the JOHCM Credit Income Fund may invest in companies involved in significant restructuring. These types of companies tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event the Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying any amounts pursuant to settlements or judgments would be borne by the Fund (directly if it were directly involved or indirectly in the case claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if the Fund fails to comply with all of these requirements, the Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.
In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which the Fund invested engages in such violations, the Fund could be exposed to losses.
Loans
The JOHCM Global Income Builder Fund and the JOHCM Credit Income Fund may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private
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negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Borrowers”) and one or more financial institutions and other lenders (“Lenders”). Generally, a Fund invests in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.
The Fund has direct rights against the Borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, the Fund will have a contractual relationship only with the Lender and not with the Borrower. The agreement governing Participations may limit the rights of the Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.
A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Borrower. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Borrower, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.
In the process of buying, selling and holding Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys or sells a Loan it may pay a fee. In certain circumstances, the Fund may receive a prepayment penalty fee upon prepayment of a Loan.
Additional Information concerning Senior Loans.   Senior Loans typically hold the most senior position in the capital structure of the Borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and shareholders of the Borrower. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or, (iv) security interests in shares of stock of subsidiaries or affiliates.
Additional Information concerning Junior Loans.   Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.
Additional Information concerning Bridge Loans.   Bridge Loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.
Additional Information concerning Unfunded Commitments.   Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.
Additional Information concerning Synthetic Letters of Credit.   Loans may include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When the Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Borrower.
Risk Factors of Loans.   Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Borrower of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another
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lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Borrowers in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.
High Yield Securities Risk.   The Loans that the Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Non-Investment-Grade Debt Securities” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.
Liquidity Risk.   Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to the Fund.
Collateral and Subordination Risk.   With respect to Loans that are secured, the Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Fund may have the ability to require that the Borrower pledge additional collateral. The Fund, however, is subject to the risk that the Borrower may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Borrower to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a Borrower’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.
If a Borrower becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Borrower or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Borrower’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Borrower. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the Loan collateral to the Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Borrower in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Borrowers. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.
Agent Risk.   Selling Lenders, Agents and other entities who may be positioned between the Fund and the Borrower will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between the Fund and the Borrower may become insolvent or enter FDIC receivership or bankruptcy.
The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/ or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Borrower are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.
Junior Loan Risk.   Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower. Junior Loans that are Bridge Loans generally carry the expectation that the Borrower will be
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able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. A Borrower’s use of Bridge Loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Borrower’s perceived creditworthiness.
Mezzanine Loan Risk.   In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Borrower. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Borrower. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Borrower’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.
Foreclosure Risk.   There may be additional costs associated with enforcing the Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions. As a result of these additional costs, the Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.
Master Limited Partnerships (MLP)
Each Fund may invest in limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invest in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. MLPs make distributions that are similar to dividends, and these are generally paid out on a quarterly basis. Some distributions received by a Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Generally speaking, MLP investment returns are enhanced during periods of declining/low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would result in higher interest expense. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to transact accretive acquisitions.
MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. To the extent that a MLP’s interests are all in a particular industry, the MLP will, accordingly, be negatively impacted by economic events impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. Municipal Securities Risk
Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the
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banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
The interest rates on Inverse floating rate municipal securities bear an inverse relationship to the interest rate on another security or the value of an index. The market value of the inverse floating rate security will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. An investment in these securities typically will involve greater risk than an investment in a fixed rate security. Inverse floating rate instruments may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of a change in a reference rate of interest (typically a short-term interest rate). As a result, the market prices of inverse floating rate securities may be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities and may decrease significantly when interest rates increase or prepayment rates change.
Municipal Bonds
Government obligations in which the JOHCM Global Income Builder Fund may invest also include municipal securities, which are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax.
Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. Contrary to historical trends, in recent years, the market has encountered increased rates of default and lower yields on municipal bonds. This is a product of significant reductions in revenues for many states and municipalities as well as residual effects of a generally weakened economy.
Non-Investment-Grade Debt Securities
The JOHCM Global Income Builder Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard & Poor’s) or are determined to be of comparable quality by the Fund’s Advisor. These securities are generally considered to be, on balance, highly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.
Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities held by the Fund defaults, in addition to risking payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery.
The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high yield security or the price at which the Fund could sell a high yield security, and could adversely affect the daily NAV of Fund Shares. When
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secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
The Fund will not necessarily dispose of a security if a credit-rating agency downgrades the rating of the security below its rating at the time of purchase.
Options
Each Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which it may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.
Each Fund may write put and call options on securities only if they are “covered,” and such options must remain “covered” as long as the Fund is obligated as a writer. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Funds will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Funds’ custodian in the prescribed amount. Under current SEC guidelines, each Fund will segregate assets to cover transactions in which the Fund writes or sells options. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. A call option is “covered” if the Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund maintains appropriate liquid securities with a value equal to the strike price or holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is “covered” if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.
There are numerous risks associated with transactions in options. The principal factors affecting the market value of an option include supply and demand, interest rates, current market price of the underlying index or security in relation to the exercise price of the option, the actual or perceived volatility of the underlying index or security and the time remaining until the expiration date. The premium received for an option written by a Fund is recorded as an asset of the Fund and its obligation under the option contract as an equivalent liability. A Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily.
A decision as to whether, when and how to write call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.
Because the exercise of index options is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a Fund is exercised or closed out, a Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy
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its obligations when it would not otherwise choose to do so, or a Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by a Fund and may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact a Fund’s after-tax returns.
Other Derivatives
A Fund investing in derivatives will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.
Certain investment strategies of the Funds described above may be deemed to involve the issuance or sale of a senior security by a Fund which require the Fund to enter into offsetting transactions or to segregate assets in amounts that would cover the Fund’s potential liabilities consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
A notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Adviser’s operations with respect to the Fund has been filed with the National Futures Association. Accordingly, the Adviser is not currently subject to registration or regulation as a commodity pool operator.
Equity-Linked Instruments Risk.   There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment
Participatory Notes.   Each of the Funds may also invest, and the JOHCM Emerging Markets Opportunities Fund may invest as part of its principal investment strategy, in participatory notes. Participatory notes issued by banks or broker-dealers are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange. Participatory notes are a type of equity-linked derivative that generally are traded over-the-counter. Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and each Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.
Other Investment Companies
The Funds may invest in securities issued by other investment companies, including shares of money market funds, exchange traded funds (“ETFs”), open-end and closed-end investment companies, real estate investment trusts, and passive foreign investment companies.
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ETFs are typically not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. Because of this, an ETF’s price can be volatile. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.
The value of commodity-linked ETFs may be affected by changes in overall market movements, commodity index volatility, change in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The prices of commodity-related ETFs may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash
The Funds may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Also, there may be a limited secondary market for shares of closed-end funds.
Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.
Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges. The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer. There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include limited financial resources, infrequent or limited trading, and more abrupt or erratic price movements than larger company securities. In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.
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Some of the countries in which the Funds may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Except as otherwise permitted by Section 12(d)(1)(E), (F), and (G) of the 1940 Act and the rules thereunder, each Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.
Preferred Stock
Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to a Fund. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issue. Preferred stocks lack voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to a Fund.
Regulatory Risk
Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Repurchase Agreements
To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.
A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities. Repurchase agreements may be viewed as a type of secured lending. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least 102 % of the repurchase price.
The majority of these transactions run from day to day and not more than seven days from the original purchase. However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. A Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.
Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.
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Illiquid Securities
Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are any investment that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation for an indefinite period of time. The Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders.
Illiquid securities may include, among other things, (i) private placements or restricted securities (i.e. Rule 144A securities and Section 4(2) commercial paper) subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)); (ii) securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers) (iii) repurchase agreements maturing in more than 7 calendar days; (iv) private equity investments; and (v) OTC options and other derivative securities
A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation.
Under procedures adopted by the Trust’s Board, the Adviser has designated a Liquidity Committee to assess the liquidity risk of each individual Fund based on factors specific to that fund. In making this determination, the Adviser’s Liquidity Committee will consider, as it deems appropriate under the circumstances and among other factors: (i) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund; (ii) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the use of borrowings for investment purposes (whether from a bank or through financing transactions such as repurchase agreements and short sales); (iv) the use of derivatives; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and (v) holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.
The Trust procedures require the Adviser’s Liquidity Committee to classify the liquidity of portfolio investments (including derivative positions) based on the number of days in which the Adviser reasonably expects the investment would be convertible to cash (or sold or disposed of, but not necessarily settled) in current market conditions without significantly changing the market value of the investment, taking into account relevant market, trading and investment-specific considerations. In making this determination, the Liquidity Committee may consider the following factors, if applicable, in addition to other factors determined by the Adviser as relevant to a Fund: (i) existence of an active market for the asset, including whether the asset is listed on an exchange, as well as the number, diversity, and quality of market participants; (ii) frequency of trades or quotes for the asset and average daily trading volume of the asset (regardless of whether the asset is a security traded on an exchange); (iii) volatility of trading prices for the asset; (iv) bid-ask spreads for the asset; (v) whether the asset has a relatively standardized and simple structure; (vi) for fixed income securities, maturity and date of issue; (vii) restrictions on trading of the asset and limitations on transfer of the asset; (viii) the size of the Fund’s position in the asset relative to the asset’s average daily trading volume and, as applicable, the number of units of the asset outstanding; and (ix) relationship of the asset to another portfolio asset.
Although the Adviser’s Liquidity Committee monitors the liquidity of the securities held in the portfolios, the Board of Trustees oversees and retains ultimate responsibility for the Adviser’s liquidity determinations.
Rights
Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.
Securities Issued in PIPE Transactions
The JOHCM Global Income Builder Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by the Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by the Fund after the transaction
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closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require the Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, the Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by the Fund may be deemed illiquid.
Sovereign Obligations
Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.
Structured Investments
A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations, credit linked notes, and participation notes and participatory notes.
U.S. Government Securities
The Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae (“FNMA”), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer’s right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.
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Warrants
Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. The Funds do not invest in warrants but may receive them pursuant to a corporate event involving one of its portfolio holdings. In addition, the percentage increase or decrease in the market price of a warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
When-Issued or Delayed-Delivery Securities.
The JOHCM Global Income Builder Fund may purchase securities on a “when-issued” or “delayed delivery” basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment adviser deems it advisable for investment reasons.
At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated or earmarked on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase NAV fluctuation.
Securities purchased on a when-issued or delayed-delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed-delivery securities before their settlement dates if deemed advisable.
Temporary Defensive Position
From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective.
Fund Operations
Operational Risk.   An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.
Information Security Risk.   The Funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Funds or their investment adviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede security trading, subject the Funds to regulatory fines, financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber-security risks are also present for issues or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.
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Investment Restrictions
Fundamental Investment Limitations.
The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).
Borrowing Money.   A Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of a Fund.
Senior Securities.   A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
Underwriting.   A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.
Real Estate.   A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
Commodities.   A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities. In addition, the JOHCM Global Income Builder Fund may purchase and sell precious metals directly and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws.
Loans.   A Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of a Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing or holding non-publicly offered debt instruments in accordance with its investment objectives and policies. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities.
Concentration.   A Fund will invest no more than 25% of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or repurchase agreements with respect thereto.
With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation, or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.
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Non-Fundamental
The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see “Investment Limitations – Fundamental” above).
Pledging.   A Fund will not mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in fundamental investment limitation (1) above. Margin deposits, security interests, liens, and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge, or hypothecation of assets for purposes of this limitation.
Borrowing.   A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.
Margin Purchases.   A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.
Illiquid Investments.   A Fund will not invest more than 15% of its net assets in securities that the Adviser reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
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Shares of the Funds
Shares in the Funds are offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by each of the Funds as of the date of this SAI:
Fund	Class I	Class II	Class III	Institutional Class
JOHCM Emerging Markets Opportunities Fund	X	X		X
JOHCM Global Equity Fund	X	X1		X
JOHCM International Select Fund	X	X
JOHCM International Small Cap Fund	X	X		X
JOHCM Emerging Markets Small Mid Cap Equity Fund	X	X1	X1	X
JOHCM International Opportunities Fund	X1	X1		X
JOHCM Global Income Builder Fund	X	X		X
JOHCM Credit Income Fund	X	X		X
1
These class shares are not currently offered.
Each class, except the Institutional Class and Class I Shares of the JOHCM International Select Fund, has different distribution and service fees. (See “Fees and Expenses” in the Fund’s “Fund Summary,” in the prospectus.)
Each of the Funds, except the JOHCM International Select Fund Class I shares, has adopted a distribution and service plan allowed under Rule 12b-1 of the 1940 Act that authorizes the Funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders at an annual rate of ten basis points (0.10%) of each of the Funds’ average daily net assets attributable to Class I Shares, twenty-five basis points (0.25%) of each of the Funds’ average daily net assets attributable to Class II Shares, and with respect to the JOHCM Emerging Markets Small Mid Cap Equity Fund, fifty basis points (0.50%) of the average daily net assets of the Class III Shares.
How to Purchase Shares
You may purchase shares directly from the Funds or through your broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received in good order by the Funds or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the New York Stock Exchange (“NYSE”) closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Purchase requests received in good order by the Funds or an authorized financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day.
Institutional Shares of the Funds are primarily for institutional investors investing for their own or their customers’ accounts and require an initial minimum investment of $1,000,000. If you purchase Institutional Shares of a Fund, you will not pay a sales charge at the time of purchase and you will not pay shareholder servicing fees.
Class I Shares of the Funds are primarily for certain individual investors, investments made through financial institutions or intermediaries and institutional investors investing for their own or their customers’ accounts. There is no minimum investment amount required. If you purchase Class I Shares of the Funds you will not pay a sales charge at the time of purchase, but you will pay a Rule 12b-1 fee not exceeding ten basis points (0.10%) of each of the Funds’ average daily net assets, except the JOHCM International Select Fund.
Class II Shares of the Funds are primarily for certain individual investors, and investments made through financial institutions. There is no minimum investment amount required. If you purchase Class II Shares of the Funds you will not pay a sales charge at the time of purchase, but you will pay a Rule 12b-1 fee not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Class II Shares.
Class III Shares of the Funds are primarily for certain individual investors, and investments made through financial institutions or intermediaries. There is no minimum investment amount required. If you purchase Class III Shares of a Fund, you will not pay a sales charge at the time of purchase, but you will pay a 12b-1 fee not exceeding fifty basis points (0.50%) of the JOHCM Emerging Markets Small Mid Cap Equity Fund’s average daily net assets attributable to Class III Shares.
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How to Redeem Shares
You may redeem all or part of your investment in the Funds on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by the Funds or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by the Funds or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.
Additional Purchase and Redemption Information
Generally, all purchases must be made in cash. However, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.
Generally, all redemptions will be for cash. However, if you redeem shares worth over the lesser of $250,000 or 1% of the NAV of a Fund, each Fund reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Funds’ Board of Trustees. Shareholders may incur brokerage charges on the sale of any securities distributed in lieu of cash and will bear market rate until the security is sold. If payment is made in securities, the Funds will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders. As with any security, a shareholder will bear taxes on any capital gains from the sale of a security redeemed in kind.
The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.
23

Management of the Trust
The Board of Trustees
The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Board generally meets four times a year to review the progress and status of the Trust. The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.
Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
D’Ray Moore Year of Birth: 1959	Trustee	Indefinite/July, 2011 to present	Independent Trustee, Diamond Hill Funds 2007 to present; Chairperson, Diamond Hill Funds 2014 to present.	12	Diamond Hill Funds
Steven R. Sutermeister Year of Birth: 1954	Trustee	Indefinite/July, 2011 to present	President, Vadar Capital LLC 2008 to 2017.	12	None
Michael M. Van Buskirk Year of Birth: 1947	Trustee	Indefinite/July, 2011to present	Independent Trustee, Boston Trust Walden Funds 1992 to present.	12	Boston Trust Walden Funds
1
The mailing address of each Trustee is 50 S. LaSalle Street, Chicago, Illinois 60603.
The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.
Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
David M. Whitaker[2] Year of Birth: 1971	Trustee	Indefinite/July 2017 to present	President, Foreside Financial Group, LLC 2011 to present; Director, Portland Air Freight, 2011 to present; Director, National Investment Company Service Association (NICSA) 2018 to present.	12	PAF Transportation
Daniel P. Houlihan[3] Year of Birth: 1966	Trustee	Indefinite/March 2016 to present	Executive Vice President, The Northern Trust Company, 2008 to present; Chairman, National Investment Company Service Association (NICSA) 2017 to present; Vice Chairman, National Investment Company Service Association (NICSA) 2014 to 2017.	12	None
24

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Barbara J. Nelligan Year of Birth: 1969	President	Indefinite/August 2017 to present
Senior Vice President, Global
Fund Services Fund
Governance Solutions, The
Northern Trust Company
2018 to present; Senior Vice
President, Global Fund
Services Product
Management, The Northern
Trust Company 2007 to
2018; Vice President of
Advisers Investment Trust
2012 to 2017.
				N/A	N/A
Scott Craven Jones Year of Birth: 1962	Risk Officer	Indefinite/July 2014 to present	Director, Carne Global Financial Services, Inc. 2013 to present; Adviser, Wanzenburg Partners LLC 2012 to 2013.	N/A	N/A
Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer and AML Officer	Indefinite/ March 2019 to present	Director, Foreside Fund Officer Services, LLC (formerly Foreside Compliance Services, LLC) (financial services) 2016 to present; Director, Beacon Hill Fund Services, LLC April 2008 to July 2016.	N/A	N/A
Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/July 2011 to present	Senior Director, Foreside Financial Group, LLC 2016 to present; Director, Beacon Hill Fund Services, Inc. 2009 to 2016.	N/A	N/A
Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/July 2011 to present	Senior Director, Foreside Financial Group, LLC 2016 to present; Director, Beacon Hill Fund Services, Inc. 2008 to 2016.	N/A	N/A
Toni M. Bugni Year of Birth: 1973	Secretary	Indefinite/March 2018 to Present	Senior Vice President, Global Fund Services Fund Governance Solutions, The Northern Trust Company 2011 to present.	N/A	N/A
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Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Deanna Y. Pellack Year of Birth: 1987	Assistant Secretary	Indefinite/March 2018 to present
Vice President, Global Fund
Services Fund Governance
Solutions, The Northern
Trust Company 2019 to
present; Second Vice
President, Global Fund
Services Fund Governance
Solutions, The Northern
Trust Company 2014 to
2019.
				N/A	N/A
1
The mailing address of Messrs. Whitaker, Ruehle, Sheets, and Statczar is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230. The mailing address of Messrs. Houlihan and Jones and Mses. Nelligan, Bugni, and Pellack is 50 S. LaSalle Street, Chicago, IL 60603.
2
Mr. Whitaker is the President of Foreside Financial Group, LLC and is therefore deemed to be an “interested person” of the Trust, as defined in the 1940 Act.
3
Mr. Houlihan is an Executive Vice President of the Northern Trust Company and is therefore deemed to be an “interested person” of the Trust, as defined in the 1940 Act.
The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2020.
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee
D’Ray Moore	Over $100,000	Over $100,000
Steven R. Sutermeister	Over $100,000	Over $100,000
Michael M. Van Buskirk	None	$50,001 - $100,000
Daniel P. Houlihan	None	None
David M. Whitaker	None	None
Trustee Compensation
Trustees who are deemed “interested persons” of the Trust and officers of the Trust receive no compensation from the Funds. The Trust has no retirement or pension plans. The compensation paid to the Trustees for the fiscal year ended September 30, 2020 for the Trust is set forth in the following table.
Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from the Trust
D’Ray Moore	$57,967	$122,500
Steven R. Sutermeister	$57,967	$122,500
Michael M. Van Buskirk	$57,967	$122,500
Daniel P. Houlihan	$0	$0
David M. Whitaker	$0	$0
Leadership Structure and Board of Trustees
The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Three of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Chairman of the Board of Trustees is Michael M. Van Buskirk, who is an independent Trustee. The Board has adopted Fund Governance Guidelines to provide guidance for effective leadership. The guidance sets forth criteria for Board membership, trustee orientation and continuing education and annual trustee evaluations. The Board reviews quarterly
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reports from the investment advisers providing management services to the Funds, as well as quarterly reports from the Chief Compliance Officer (“CCO”) and other service providers. This process allows the Board to effectively evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations. The Board reviews its structure and the structure of its committees annually.
The Trustees have delegated day-to-day operations to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure and the structure of its committees. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee.
All of the independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, CCO and legal counsel, stay fully informed regarding management decisions. During the fiscal year ended September 30, 2020, the Audit Committee held three meetings.
The Nominating and Governance Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees. The Nominating and Governance Committee also reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Nominating and Governance Committee makes recommendations for any such action to the full Board. The Nominating and Governance Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Nominating and Governance Committee Chairperson for evaluation. During the fiscal year ended September 30, 2020, the Nominating and Governance Committee held one meeting. All of the independent Trustees are members of the Nominating and Governance Committee.
Board Oversight of Risk
The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by Fund Management. The Audit Committee and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment and liquidity risks. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which each Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.
Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing each Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.
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Trustee Attributes
The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Trust. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.
Below is additional information concerning each particular Trustee and his or her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.
D’Ray Moore worked for a major service provider to investment managers and mutual funds for over 10 years, including as Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Moore to bring to the Trust a unique perspective on service provider oversight. Ms. Moore’s experience also includes serving as Chairman and independent trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.
Steven R. Sutermeister has over 40 years of experience in the financial services industry (with significant experience in the mutual fund industry), including more than 25 years in management, executive management, and board experience at other financial institutions. His experience as the Chief Investment Officer of a life insurance company, Director and President of a mutual fund complex, and Director and Audit Committee Chair of a public bank holding company allows him to bring seasoned perspective, insight, and financial acumen to issues and strategies related to the Trust including regulatory relationships, investment risks, and enterprise risk management.
Michael M. Van Buskirk is the former President and Chief Executive Officer of the Ohio Bankers League, a financial trade association. Prior to joining the Ohio Bankers League, Mr. Van Buskirk was a senior executive of a major financial services company. Mr. Van Buskirk’s experience also includes more than 25 years of service as an independent trustee for other mutual funds. He has extensive knowledge of the Trust and its service providers, the creation and distribution of financial products, and the regulatory framework under which the Trust operates.
Daniel P. Houlihan has over 29 years of experience in the investment management industry. Mr. Houlihan is currently the Executive Vice President and North American Head of Northern Trust Asset Servicing, Americas segment, responsible for servicing the firm’s North American asset management clients. Mr. Houlihan joined Northern Trust in 2008 as the Global Head of Product and Strategy for Northern Trust’s Investment Operations Outsourcing business. He also serves as Chairman of the Board of the National Investment Company Service Association (NICSA). Prior to joining Northern Trust, Mr. Houlihan spent 19 years in numerous leadership positions for investment management, technology, and service companies. Among these, he was President of Citisoft, Inc. where he was responsible for executing their strategy for North America.
David M. Whitaker has been President of Foreside Financial Group, LLC since 2011. He previously served as its Chief Operating Officer and Counsel. With 22 years in the financial services industry, Mr. Whitaker oversees all aspects of Foreside Financial Group, LLC’s business, including business and client development and firm strategy. He also serves as a Director of the Board of the National Investment Company Service Association (NICSA).
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Code of Ethics
The Trust, the Adviser, and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. Shareholders may obtain a copy of the Code from the Securities and Exchange Commission’s EDGAR web site http://www.sec.gov or by calling the Funds at 866-260-9549 (toll free) or 312-557-5913.
29

Distribution
The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to Class I, Class II, and Class III shares, which permits each Fund, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing their shares (the “Plan”). Pursuant to the Plan, the Fund will pay its principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of ten basis points (0.10%) of each of the Funds’ average daily net assets attributable to Class I Shares, twenty-five basis points (0.25%) of each of the Funds’ average daily net assets attributable to Class II Shares, and, with respect to the JOHCM Emerging Markets Small Mid Cap Equity Fund, at an annual rate of up to fifty basis points (0.50%) of the average daily net assets of the Class III shares. In addition, the Fund may pay its principal underwriter a service fee at the annual rate of twenty-five basis points (0.25%) of the average daily net assets of the Class III shares. Payments received by the principal underwriter pursuant to the Plan may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Investment Advisory Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.
The Plan has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.
Financial Intermediaries
The Funds may authorize certain financial intermediaries to accept purchase and redemption orders on its behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.
The Funds may enter into agreements with financial intermediaries under which a Fund pays the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, shareholder servicing fees that a financial intermediary may be receiving under an agreement with Foreside Financial Services, LLC (“Distributor”). The Adviser may pay all or a portion of the fees for networking, sub-transfer agency, and/or omnibus accounting at its own expense and out of its legitimate profits.
Payment of Additional Cash Compensation
On occasion, the Adviser may make payments out of its resources and profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges and payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Funds, the amount the Funds will receive as proceeds from such sales, or the amount of other expenses paid by the Funds.
Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.
Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.
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For the year ended December 31, 2020, the following broker-dealers offering shares of the Funds and/or their respective affiliates received additional cash compensation or similar distribution related payments from the Adviser for providing marketing and program support, administrative services, and/or other services as described above:
Broadridge
Charles Schwab
Fidelity
Goldman Sachs
GWFS Equities Inc.
JP Morgan
LPL Financial, Inc.
Merrill Lynch
Morgan Stanley
Pershing LLC
Raymond James
RBC
TD Ameritrade
UBS
US Bank
Wells Fargo
Principal
In addition to member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”), the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or its affiliates.
The Adviser and its affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.
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Control Persons and Principal Holders of Securities
Control Persons and Principal Holders
As of December 31, 2020, the following persons owned of record 5% or more of a class of each Fund’s outstanding shares. Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Investment Advisory Agreement with the Adviser.
JOHCM Emerging Markets Opportunities Fund – Institutional Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	26.78%	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	25.51%
Mac Co AC Customer* Attn Mutual Fund Ops Room 151-1010 500 Grant Street Pittsburgh, PA 15219	8.12%	Charles Schwab & Co Inc Special Custody A/C FBO Customers 211 Main Street Attn Mutual Funds San Francisco, CA 94105	7.97%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Omnibus 60 South Sixth Street P08 Attn Mutual Fund Ops Manager Minneapolis, MN 55402	7.92%
*Beneficial owner with respect to multiple accounts.
JOHCM Emerging Markets Opportunities Fund – Class I Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co Inc Special Custody A C FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	24.03%	National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	66.50%
Charles Schwab & Co Inc Special Custody A C FBO Customers 211 Main StreetSan Francisco, CA 94105	8.59%
*Beneficial owner with respect to multiple accounts.
JOHCM Emerging Markets Opportunities Fund – Class II Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103	44.13%	National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	28.12%
Minnesota Life Insurance Company 400 Robert Street North Saint Paul MN, 55101	12.63%	Charles Schwab & Co Inc Special Custody AC FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	10.90%
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*Beneficial owner with respect to multiple accounts.
JOHCM Global Equity Fund – Institutional Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co Inc Special Custody A/C FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	39.56%	National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	30.31%
SEI Private Trust Company C O Customer* One Freedom Valley Drive Attn Mutual Fund Administrator Oaks, PA 19456	13.82%
*Beneficial owner with respect to multiple accounts.
JOHCM Global Equity Fund – Class I Shares
Shareholder Name, Address	% Ownership
Charles Schwab and Co Inc Special Custody A C FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	94.19%

JOHCM International Select Fund – Class I Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
SEI Private Trust Company C O Customers* One Freedom Valley Drive Oaks, PA 19456	21.56%	National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	18.57%
Charles Schwab and Co Inc Special Custody FBO Customers 101 Montgomery Street Attn: Mutual Funds San Francisco, CA 94104	14.90%	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.69%
Wells Fargo Bank Customer* P O Box 1533 Minneapolis, MN 55480	8.58%	Goldman Sachs & Co222 South Main StreetC/O Mutual Funds OpsSalt Lake Cuty, UT 84101	5.09%
*Beneficial owner with respect to multiple accounts.
JOHCM International Select Fund – Class II Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	87.30%	LPL Financial FBO Customer Accounts Attn Mutual Fund Operations Po Box 509046 San Diego, CA 92121	7.35%
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*Beneficial owner with respect to multiple accounts.
JOHCM International Small Cap Equity Fund – Institutional Class
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co Inc Special Custody A/C FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	41.99%	National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	31.82%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.64%	SEI Private Trust Company C O Customer*One Freedom ValleyOaks, PA 19456	7.57%
Bank of America FBO Customer*PO Box 84369Dallas, TX 752843	6.19%
*Beneficial owner with respect to multiple accounts.
JOHCM International Small Cap Equity Fund – Class I Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co Inc Special Custody A/C FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	72.13%	National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	13.81%
TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68154	13.28%
*Beneficial owner with respect to multiple accounts.
JOHCM International Small Cap Equity Fund – Class II Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Charles Schwab & Co Inc Special Custody AC FBO Customers 101 Montgomery St Attn Mutual Funds San Francisco, CA 94104	41.10%	National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	36.14%
TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103	22.76%
*Beneficial owner with respect to multiple accounts.
JOHCM Emerging Markets Small Mid Cap Equity Fund – Institutional Shares
Shareholder Name, Address	% Ownership
J O Hambro Capital Management Limited* 1 St James's Market Level 3 London UK, 205 SW1Y 4AH	93.67%
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*Beneficial owner with respect to multiple accounts.
JOHCM Emerging Markets Small Mid Cap Equity Fund – Class I Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	96.12%
*Beneficial owner with respect to multiple accounts.
JOHCM International Opportunities Fund – Institutional Shares
Shareholder Name, Address	% Ownership
J O Hambro Capital Management Limited 1 St James's Market Level 3 London UK, 205 SW1Y 4AH	77.54%	Charles Schwab & Co Inc Special Custody A/C FBO Customers 211 Main Street Attn Mutual Funds San Francisco, CA 94105	22.16%

JOHCM Global Income Builder Fund – Institutional Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Pendal Group Limited 2 Chifley Square Level 14 The Chifley Tower Sydney, New South Wales 2000 010	35.52%	Equitable Trust Company 0 4400 Harding Pike Suite 310 Nashville, TN 37205	28.26%
National Financial Services LLC* 499 Washington Blvd Jersey City, NJ 07310	9.94%	Morgan Stanley Smith Barney LLC for the Exclusive Benefit of Customers of MSSB1 New York Plaza 12th FloorNew York, NY 100041	9.88%
Charles Schwab & CO Inc Special Custody A/C FBO Customers 101 Montgomery St. Attn: Mutual Funds San Francisco, CA	6.53%
*Beneficial owner with respect to multiple accounts.
JOHCM Global Income Builder Fund – Class I Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Pendal Group Limited 2 Chifley Square Level 14 The Chifley Tower Sydney, New South Wales 2000 010	74.77%	Charles Schwab & CO Inc Special Custody A/C FBO Customers 101 Montgomery St. Attn: Mutual Funds San Francisco, CA	13.98%
Charles Schwab & Co Inc Special Custody A/C FBO Customers 211 Main Street Attn Mutual Funds San Francisco, CA 94105	5.79%

35

JOHCM Global Income Builder Fund – Class II Shares
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
LPL Financial FBO Customer Accounts P O Box 509046 San Diego, CA 92150	98.70%

JOHCM Credit Income Fund – Class I
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Douglas Borofsky666 Shore Rd.Unit 4KLong Beach, NY 11561	100%

JOHCM Credit Income Fund – Institutional
Shareholder Name, Address	% Ownership	Shareholder Name, Address	% Ownership
Pendal Group Limited2 Chifley SquareLevel 14 The Chifley TowerSydney, New South Wales 2000 010	100%
Management Ownership
As of December 31, 2020 the Trustees and officers of the Trust owned less than 1% of each class of each Fund.
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Investment Advisory and Other Services
The Investment Adviser
J O Hambro Capital Management Limited (the “Adviser” or “JOHCM”) serves as the investment adviser to the Funds. The Adviser’s principal place of business is Level 3, 1 St. James’s Market, London SW1Y 4AH, United Kingdom. The Adviser was acquired by Australian fund management group Pendal Group Limited (formerly BT Investment Management Limited) on October 26, 2011. The Adviser operates as a stand-alone boutique within the Pendal Group. As Adviser, JOHCM makes investment decisions for the Funds and also ensures compliance with each Fund’s investment policies and guidelines. As of December 31, 2020, JOHCM had approximately $41.24 billion in assets under management.
Under the terms of the Trust’s Investment Advisory Agreement with the Adviser (“Advisory Agreement”), the Adviser, subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. As compensation for advisory services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:
Fund	Percentage of Average Daily Net Assets
JOHCM Emerging Markets Opportunities Fund	0.90%
JOHCM Global Equity Fund	0.89%
JOHCM International Select Fund	0.89%
JOHCM International Small Cap Equity Fund	1.05%
JOHCM Emerging Markets Small Mid Cap Equity Fund	1.30%
JOHCM International Opportunities Fund	0.75%
JOHCM Global Income Builder Fund	0.67%
JOHCM Credit Income Fund	0.55%
For fiscal years ended September 30, 2020, September 30, 2019, and September 30, 2018 the Funds paid the Adviser the following investment management fees pursuant to the Advisory Agreement:
	Fiscal Year Ended September 30, 2020			Fiscal Year Ended September 30, 2019			Fiscal Year Ended September 30, 2018
Fund	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM
JOHCM Emerging Markets Opportunities Fund	$ 5,506,266	$ 0	$ 0	$ 5,433,330	$ 0	$ 138	$ 4,491,313	$ 0	$ 71,146
JOHCM Global Equity Fund	$ 3,913,672	$ 0	$ 0	$ 4,046,771	$ 0	$ 7,175	$ 5,189,576	$ 0	$ 28,104
JOHCM International Select Fund	$ 78,431,569	$ 0	$ 0	$ 71,744,651	$ 0	$ 0	$ 66,309,063	$ 0	$ 0
JOHCM International Small Cap Equity Fund	$ 2,030,993	$ 0	$ 25,988	$ 2,352,520	$ 0	$ 3,701	$ 2,716,846	$ 0	$ 49,921
JOHCM Emerging Markets Small Mid Cap Equity Fund	$ 412,692	$ 201,003	$ 0	$ 310,597	$ 238,798	$ 0	$ 264,994	$ 186,928	$ 0
JOHCM International Opportunities Fund	$ 17,707	$ 80,299	$ 0	$ 16,650	$ 21,181	$ 0	$ 16,880	$ 43,552	$ 0
37

	Fiscal Year Ended September 30, 2020			Fiscal Year Ended September 30, 2019			Fiscal Year Ended September 30, 2018
Fund	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM	Fees Earned	Fees Waived/ Reimbursed	Advisory Fees Recouped by JOHCM
JOHCM Global Income Builder Fund	$ 615,746	$ 123,468	$ 0	$ 489,741	$ 28,639	$ 0	$ 168,209	$ 53,449	$ 0
JOHCM Credit Income Fund[1]	$ 3,301	$ 10,656	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1
Fund commenced operations on August 17, 2020.
The balances of recoverable expenses to JOHCM by each Fund1,2 at September 30, 2020 were as follows:
For the Year Ended:	Expiring	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM International Opportunities Fund	JOHCM Global Income Builder Fund	JOHCM Credit Income Fund
September 30, 2018	September 30, 2021	$ 0	$ 186,928	$ 0	$ 0	$ 0	$ 43,552	$ 53,449	N/A
September 30, 2019	September 30, 2022	$ 0	$ 238,798	$ 0	$ 0	$ 0	$ 21,181	$ 28,639	N/A
September 30, 2020	September 30, 2023	$ 0	$ 201,003	$ 0	$ 0	$ 0	$ 80,299	$ 123,468	$ 10,656
Balances of Recoverable Expenses to the Adviser		$ 0	$ 626,729	$ 0	$ 0	$ 0	$ 145,032	$ 205,556	$ 10,656
1
The JOHCM Global Income Builder Fund commenced operations on November 30, 2017.
2
The JOHCM Credit Income Fund commenced operations on August 17, 2020.
The Advisory Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.
The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in the prospectus for the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, The JOHCM Global Equity Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, and the JOHCM International Small Cap Equity until January 28, 2022. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that total annual operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in the prospectus of the JOHCM Global Income Builder Fund and the JOHCM Credit Income Fund until January 28, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Advisory Agreement.
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The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.
Investment Sub-Adviser
JOHCM (USA) Inc. (the “Sub-Adviser” or “JOHCM USA”), located at 53 State Street, 13th Floor, Boston, MA 02109, serves as the Sub-Adviser to the JOHCM International Small Cap Equity Fund, the JOHCM Global Income Builder Fund, and the JOHCM Credit Income Fund. For its services to the Funds, JOHCM USA receives a fee from the Adviser, computed and accrued daily and paid monthly at an annual rate of 1.05% of the JOHCM International Small Cap Equity Fund’s average daily net assets, 0.67% of the JOHCM Global Income Builder’s average daily net assets, and 0.55% of the JOHCM Credit Income Fund’s average daily net assets.
The Sub-Adviser is responsible for the investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Fund directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion.
The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others.
The Sub-Adviser also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the JOHCM International Small Cap Equity Fund and the JOHCM Global Income Builder Fund. For fiscal years ended September 30, 2020, September 30, 2019, and September 30, 201817 the Adviser paid the Sub-Adviser the following investment management fees pursuant to the Investment Sub-Advisory Agreement:
	Fiscal Year Ended September 30, 2020		Fiscal Year Ended September 30, 2019		Fiscal Year Ended September 30, 2018
Fund	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM International Small Cap Equity Fund	2,030,993$	0$	2,352,520$	0$	2,716,846$	0$
JOHCM Global Income Builder Fund[1]	615,746$	123,468$	489,741$	28,639$	168,209$	53,449$
JOHCM Credit Income Fund[1]	3,301$	10,656$	N/A	N/A	N/A	N/A
1
The JOHCM Credit Income Fund commenced operations on August 17, 2020.
Portfolio Manager Holdings
The following table indicates for each Fund the dollar range of shares beneficially owned by the portfolio managers as of September 30, 2020. The dollar range of shares beneficially owned by Mr. Gittes is reported as of November 23, 2020.
Individual	Title		Dollar Range of Shares in the Funds
		None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Christopher J.D. Lees	Senior Fund Manager	X
Nudgem Richyal	Senior Fund Manager	X
James Syme	Senior Fund Manager	X
Paul Wimborne	Senior Fund Manager	X
Robert Cresci	Senior Fund Manager						X
Emery Brewer	Senior Fund Manager				X
Dr. Ivo Kovachev	Senior Fund Manager	X
Stephen Lew	Fund Manager				X
Ben Leyland	Senior Fund Manager	X
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Individual	Title		Dollar Range of Shares in the Funds
		None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Robert Lancastle	Senior Fund Manager	X
Giorgio Caputo	Senior Fund Manager							X
Robert Hordon	Senior Fund Manager							X
Adam Gittes	Senior Fund Manager	X
Please note that, as non-U.S. residents, Christopher J.D. Lees, Nudgem Richyal, James Syme, Paul Wimborne, Emery Brewer, Ivo Kovachev, Ben Leyland, and Robert Lancastle are unable to invest directly in the Funds. Christopher J.D. Lees has exposure to the Global Equity strategy through another of the Adviser’s investment vehicles, James Syme and Paul Wimborne have exposure to the Emerging Markets Opportunities strategy through another of the Adviser’s investment vehicles.
Other Portfolio Manager Information
The portfolio managers are also responsible for managing other account portfolios in addition to the respective Fund that they manage.
A portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of a Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio manager may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.
In some cases, another account managed by the same portfolio manager may compensate the Adviser based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for the Adviser to favor higher-fee-paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. The Adviser has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equally.
Another potential conflict could arise in instances in which securities considered as investments for the Funds are also appropriate investments for other investment accounts managed by the Adviser. When a decision is made to buy or sell a security by a Fund and one or more of the other accounts, the adviser may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, the Adviser employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. The Adviser has implemented specific policies and procedures to address any potential conflicts.
The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of September 30, 2020. The number of accounts and asset under management (in millions) for Mr. Gittes is as of November 23, 2020.
Christopher J.D. Lees, Senior Fund Manager, JOHCM Global Equity Fund and JOHCM International Select Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	4	0	13,045.0$	0$
Other Pooled Investment Vehicles	7	4	4,553.0$	3,736$
Other Accounts	3	1	1,437.0$	37.0$
Total	14	5	19,035.0$	3,773.0$
40

Nudgem Richyal, Senior Fund Manager, JOHCM Global Equity Fund and JOHCM International Select Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	4	0	13,045.0$	0$
Other Pooled Investment Vehicles	7	4	4,553.0$	3,736.0$
Other Accounts	3	1	1,437.0$	37.0$
Total	14	5	19,035.0$	3,773.0$
James Syme, Senior Fund Manager, JOHCM Emerging Markets Opportunities Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	634.0$	0$
Other Pooled Investment Vehicles	3	2	1,283.0$	755.0$
Other Accounts	3	0	305.0$	0$
Total	7	2	2,222.0$	755.0$
Paul Wimborne, Senior Fund Manager, JOHCM Emerging Opportunities Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	634.0$	0$
Other Pooled Investment Vehicles	3	2	1,283.0$	755.0$
Other Accounts	3	0	305.0$	0$
Total	7	2	2,222.0$	755.0$
Robert Cresci, Senior Fund Manager, JOHCM International Small Cap Equity Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	196.0$	0$
Other Pooled Investment Vehicles	1	0	12.0$	0$
Other Accounts	0	0	0$	0$
Total	3	0	208.0$	0$
41

Emery Brewer, Senior Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	402.0$	0$
Other Pooled Investment Vehicles	4	3	280.0$	161.0$
Other Accounts	5	3	689.0$	169.0$
Total	12	6	1,371.0$	330.0$
Dr. Ivo Kovachev, Senior Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	3	0	402.0$	0$
Other Pooled Investment Vehicles	4	3	280.0$	161.0$
Other Accounts	5	3	689.0$	169.0$
Total	12	6	1,371.0$	330.0$
Stephen Lew, Fund Manager, JOHCM Emerging Markets Small Mid Cap Equity Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	195.0$	0$
Other Pooled Investment Vehicles	1	1	52.0$	52.0$
Other Accounts	0	0	0.0$	0$
Total	3	1	247.0$	52.0$
Ben Leyland, Senior Fund Manager, JOHCM International Opportunities Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	3.0$	0$
Other Pooled Investment Vehicles	3	1	578.0$	519.0$
Other Accounts	6	0	3,665.0$	0$
Total	10	1	4,246.0$	519.0$
42

Robert Lancastle, Senior Fund Manager, JOHCM International Opportunities Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	3.0$	0$
Other Pooled Investment Vehicles	3	1	578.0$	519.0$
Other Accounts	6	0	3,665$	0$
Total	10	1	4,246.$	519.0$
Giorgio Caputo, Senior Fund Manager, JOHCM Global Income Builder Fund and JOHCM Credit Income Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	88.0$	0$
Other Pooled Investment Vehicles	1	0	141.0$	0$
Other Accounts	0	0	0$	0$
Total	3	0	229.0$	0$
Robert Hordon, Senior Fund Manager, JOHCM Global Income Builder Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	0	83.0$	0$
Other Pooled Investment Vehicles	1	0	141.0$	0$
Other Accounts	0	0	0$	0$
Total	2	0	224.0$	0$
Adam Gittes, Senior Fund Manager, JOHCM Global Income Builder Fund and JOHCM Credit Income Fund
	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	2	0	87.9$	0$
Other Pooled Investment Vehicles	1	0	140.6$	0$
Other Accounts	0	0	0$	0$
Total	3	0	228.5$	0$
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Portfolio Manager Compensation
The Adviser compensates the portfolio managers for their management of the Funds. The portfolio managers’ compensation consists of a combination of some or all of the following: a base salary, a revenue share (proportion of the management fee generated as well as performance fees earned by the firm from the non-U.S. mutual fund portfolios they manage, and equity interest in the firm.
Fund Services
The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Administrator (“Administrator”) for the Funds and serves as the Funds’ Transfer Agent, Custodian, and Fund Accounting Agent. The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request, and maintains records in connection with its duties. The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other accounting and shareholder service functions. The fees and certain expenses of the Transfer Agent, Custodian, Fund Accounting Agent, and Administrator are paid by the Funds.
For fiscal years ended September 30, 2020, September 30, 2019, and September 30, 2018 the Funds paid the Administrator the following fees:
Fund	Fiscal Year Ended September 30, 2020		Fiscal Year Ended September 30, 2019		Fiscal Year Ended September 30, 2018
	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	726,112$	0$	605,331$	7,267$	492,396$	8,614$
JOHCM Global Equity Fund	287,283$	0$	303,953$	6,764$	393,703$	9,905$
JOHCM International Select Fund	5,517,310$	0$	5,711,858$	116,207$	5,191,811$	119,547$
JOHCM International Small Cap Equity Fund	173,299$	27,281$	282,960$	3,425$	224,271$	7,235$
JOHCM Emerging Markets Small Mid Cap Equity Fund	213,825$	4,470$	199,518$	4,035$	157,982$	5,355$
JOHCM International Opportunities Fund	173,289$	120,847$	159,543$	150,315$	147,777$	121,546$
JOHCM Global Income Builder	182,634$	15,646$	237,029$	119,488$	125,697$	92,466$
JOHCM Credit Income Fund[1]	20,945$	18,259$	N/A	N/A	N/A	N/A
1
Fund commenced operations on August 17, 2020.
Effective August 1, 2016, Foreside Management Services, LLC, through an assignment from Beacon Hill Fund Service, Inc.(“Beacon Hill”), assumed the role of the Trust’s business manager and administrator in connection with the acquisition of Beacon Hill by Foreside Financial Group, LLC. In September 2018, the compliance and financial control services provided to the Funds were assumed by Foreside Fund Officer Services, LLC (“Foreside”); the other business management and administrative services formerly provided by Foreside Financial Group, LLC, were assumed by The Northern Trust Company as the Funds’ Administrator. Foreside’s fees are paid by the Funds. Foreside is located at 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.
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For fiscal years ended September 30, 2020, September 30, 2019, and September 30, 2018 the Funds paid to Foreside Management Services, LLC, Foreside Financial Group, LLC, and Foreside Fund Officer Services, LLC the following fees:
Fund	Fiscal Year Ended September 30, 2020		Fiscal Year Ended September 30, 2019		Fiscal Year Ended September 30, 2018
	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	91,577$	N/A	78,255$	N/A	91,544$	N/A
JOHCM Global Equity Fund	63,778$	N/A	64,460$	N/A	118,038$	N/A
JOHCM International Select Fund	1,363,310$	N/A	1,221,348$	N/A	1,598,015$	N/A
JOHCM International Small Cap Equity Fund	29,997$	N/A	34,006$	N/A	55,596$	N/A
JOHCM Emerging Markets Small Mid Cap Equity Fund	4,880$	N/A	3,626$	N/A	4,213$	N/A
JOHCM International Opportunities Fund	316$	N/A	288$	N/A	464$	N/A
JOHCM Global Income Builder	14,237$	N/A	10,982$	N/A	5,198$	N/A
JOHCM Credit Income Fund[1]	125$	N/A	N/A	N/A	N/A	N/A
1
Fund commenced operations on August 17, 2020.
Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement between the Trust, on behalf of the Funds, and Carne, including providing the Risk Officer to the Funds to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The fees are paid by the Funds.
For fiscal years ended September 30, 2020, September 30, 2019, and September 30, 2018 the Funds paid Carne the following fees pursuant to this agreement:
	Fiscal Year Ended September 30, 2020		Fiscal Year Ended September 30, 2019		Fiscal Year Ended September 30, 2018
Fund	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed	Fees Earned	Fees Waived/ Reimbursed
JOHCM Emerging Markets Opportunities Fund	5,332	N/A	4,590$	N/A	3,783$	N/A
JOHCM Global Equity Fund	3,730	N/A	3,545$	N/A	4,764$	N/A
JOHCM International Select Fund	80,074	N/A	70,645$	N/A	65,997$	N/A
JOHCM International Small Cap Equity Fund	1,744	N/A	1,946$	N/A	2,280$	N/A
JOHCM Emerging Markets Small Mid Cap Equity Fund	285	N/A	210$	N/A	190$	N/A
JOHCM International Opportunities Fund	21	N/A	17$	N/A	20$	N/A
JOHCM Global Income Builder Fund	811	N/A	604$	N/A	257$	N/A
JOHCM Credit Income Fund[1]	43	N/A	N/A	N/A	N/A	N/A
1
Fund commenced operations on August 17, 2020.
Distributor
Foreside Financial Services, LLC (“Distributor”), a subsidiary of Foreside Financial Group, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Funds’ investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.
45

The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. The Trust in its discretion also may issue shares of the Funds other than through the Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Funds with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.
Independent Registered Public Accounting Firm
The firm of PricewaterhouseCoopers LLP, One North Wacker, Chicago, Illinois 60606, has been selected as independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2021 in accordance with the requirements of the 1940 Act and the rules thereunder. PricewaterhouseCoopers LLP will perform an annual audit of the Funds’ financial statements and provides audit and tax services.
46

Brokerage Allocation and Other Practices
Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.
All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Funds are made by the Adviser. In selecting broker-dealers to use for such transactions, the Adviser will seek to achieve the best overall result for a Fund taking into consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Adviser will use knowledge of each Fund’s circumstances and requirements to determine the factors that the Adviser takes into account for the purpose of providing each Fund with “best execution.”
Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter, or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.
For fiscal years ended September 30, 2020, September 30, 2019, and September 30, 2018 the Funds paid the following brokerage commissions:
Fund	Fiscal Year Ended September 30, 2020	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018
JOHCM Emerging Markets Opportunities Fund	$478,744	$413,805	$396,747
JOHCM Global Equity Fund	$188,699	$264,023	$205,850
JOHCM International Select Fund	$4,182,367	$3,123,655	$2,745,118
JOHCM International Small Cap Equity Fund	$64,897	$72,264	$105,908
JOHCM Emerging Markets Small Mid Cap Equity Fund[1]	$78,166	$53,043	$58,634
JOHCM International Opportunities Fund	$1,314	$675	$1,321
JOHCM Global Income Builder Fund	$62,259	$34,203	$13,018
JOHCM Credit Income Fund[1]	$138	N/A	N/A
1
Fund commenced operations on August 17, 2020.
During the fiscal year ended September 30, 2020, the Funds acquired and sold securities of the following regular broker/dealers and at year end owned the following amounts of securities of such regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies:
Fund	Name of Regular Broker/ Dealer of which the Fund Held Securities	Market Value as of September 30, 2020
JOHCM Global Income Builder Fund	J P Morgan Chase & Co	$ 653,288
JOHCM Global Income Builder Fund	Charles Schwab Corp	$ 451,653
47

Disclosure of Portfolio Holdings
The Funds will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:
•
To persons providing services to the Funds who have a need to know such information in order to fulfill their obligations to the Funds, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, liquidity vendors, and research and trading services, and the Trust’s Board of Trustees;
•
In connection with periodic reports that are available to shareholders and the public;
•
To mutual fund rating or statistical agencies or persons performing similar functions;
•
Pursuant to a regulatory request or as otherwise required by law; or
•
To persons approved in writing by the CCO or President of the Trust.
Monthly top ten holdings and active weightings for each Fund are available on its Funds website (www.johcm.com/us/our-funds) 15 calendar days after each month-end. In addition to this monthly disclosure, each Fund may also make publicly available its portfolio holdings at other dates as may be determined from time to time. To find the top ten holdings and active weightings for each Fund, click on ”Asset Allocation” in the right hand column next to the Fund. The same information is also available by calling the Trust at 866-260-9549 (toll free) or 312-557-5913.
A complete listing of quarter-end portfolio holdings for each Fund is available on its Funds website (www.johcm.com/us/our-funds) 15 calendar days after each quarter-end. To find the quarter end portfolio holdings for each Fund, click on ”Overview” in the right hand column next to the Fund and then click on “Quarterly Holdings” next to “Fund Material”. The same information is also available by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. The Funds will disclose portfolio holdings quarterly, in the annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.
Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, the Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, and Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. KPMG LLP, an investor in the JOHCM Emerging Markets Opportunities Fund, also receives certain non-public information on an ongoing basis from the Adviser in order to facilitate compliance with the auditor independence requirements to which it is subject. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time. The Funds, the Adviser, the Sub-Adviser, the Transfer Agent, the Fund Accounting Agent, and the Custodian, are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Trust’s CCO or President. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the CCO, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Funds or the Adviser. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Adviser and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings. The Trust’s CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.
Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Funds’ Adviser, Transfer Agent, Fund Accounting Agent, and Custodian contain confidentiality clauses, which
48

the Board and these parties have determined extend to the disclosure of nonpublic information about the Funds’ portfolio holdings and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.
49

Determination of Share Price
The price (NAV) of the shares of each Fund is determined at the close of trading of the NYSE, normally 4:00 p.m. ET/3:00 p.m. CT except for the following days on which the share price of each Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the NYSE, normally at 4:00 pm ET, each business day on which the share price of the Funds are calculated (as defined in each Fund’s prospectus).
Equity securities (including options, rights, warrants, futures, and options on futures) traded in the over-the-counter market or on a primary exchange shall be valued at the closing price or last trade price, as applicable, as determined by the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations available from the designated pricing vendor as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASD National Market System is considered an exchange. Investments in other open-end registered investment companies are valued at their respective NAV as reported by such companies.
Fixed-income securities will be valued at the latest quotations available from the designated pricing vendor. These quotations will be derived by an approved independent pricing service based on their proprietary calculation models. In the event that market quotations are not readily available for short-term debt instruments, securities with less than 61 days to maturity may be valued at amortized cost as long as there are no credit or other impairments of the issuer.
In the event an approved pricing service is unable to provide a readily available quotation, the security may be priced by an alternative source, such as a broker who covers the security and can provide a daily market quotation. The appropriateness of the alternative source, such as the continued use of the broker, will be reviewed and ratified quarterly by the Fund’s Fair Value Committee (“FVC”). Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined to not accurately reflect their value, are valued by the FVC using procedures approved by the Board of Trustees.
Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board.
50

Redemption In-Kind
The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.
51

Tax Consequences
The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Funds. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).
Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on net investment income or net realized capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.
Each Fund intends to distribute substantially all of their net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net realized capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net realized capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund.
To be treated as a regulated investment company under Subchapter M of the Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (1) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (2) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of: (i) any one issuer, (ii) two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, (iii)or the securities of certain publicly traded partnerships.
If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.
As a regulated investment company, each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and net realized capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its net realized capital gain (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, each Fund expects to time its distributions so as to avoid liability for this tax.
The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons that are subject to tax. Shareholders that are invested in IRAs or other qualified retirement plans are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in the Funds.
Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term realized capital loss) generally are taxable to shareholders as ordinary income. However, distributions by a Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that
52

the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.
Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20% and may be subject to an additional 3.8% Medicare tax as discussed below. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.
Distributions of taxable net investment income and net realized capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November, or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.
Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.
Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a Fund may be subject to withholding of federal income tax (currently, at a rate of 24%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.
An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates, and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Shareholders should consult their tax advisors about the application of federal, state, local, and foreign tax law in light of their particular situation.
Should additional series, or funds, be created by the Trustees, each Fund would be treated as a separate tax entity for federal tax purposes.
Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2019. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
53

For federal income tax purposes, a Fund is permitted to carry forward net long-term and short-term capital losses realized in a taxable year to offset its own capital gains, if any, in years following the year of the loss. As of the end of tax year ended September 30, 2020, the Funds had short-term capital loss carry forwards (“CLCFs”) and long-term CLCFs as summarized in the table below, for federal income tax purposes, which may be carried forward indefinitely.
	Amount
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
JOHCM Emerging Markets Opportunities Fund	$(35,661,586)	$(17,650,680)
JOHCM Global Equity Fund	$0	$0
JOHCM International Select Fund	$0	$0
JOHCM International Small Cap Equity Fund	$0	$0
JOHCM Emerging Markets Small Mid Cap Equity Fund	$(1,104,666)	$0
JOHCM International Opportunities Fund	$0	$0
JOHCM Global Income Builder Fund	$0	$0
JOHCM Credit Income Fund	$0	$0
During the tax year ended September 30, 2020 the JOHCM Emerging Markets Small Mid Cap Equity, JOHCM Global Income Builder and JOHCM International Select Funds utilized $2,208,493, $40,693 and $117,957,311, respectively, in capital loss carry forwards.
54

Proxy Voting Policies and Procedures
The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by each Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Board of Trustees periodically reviews the Proxy Policy. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of the Funds and the Adviser’s interests will be resolved in the Funds’ favor pursuant to the Proxy Policy.
The Adviser’s proxy voting policies and procedures are attached as Appendix A.
Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the pertinent Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.
55

Financial Statements
The audited financial statements, including the financial highlights appearing in the Annual Report to Shareholders of the Funds, for the fiscal period ended September 30, 2020 are incorporated herein by reference. The Funds will provide the Annual Report without charge at written request or request by telephone.
56

Appendix A
J O Hambro Capital Management Limited
JOHCM (USA) Inc.
Proxy Voting Procedures Summary
JOHCM USA has established procedures to ensure that all proxies that are received are properly distributed and voted on a timely basis in the best interest of the client. JOHCM USA uses Broadridge Proxy Edge and ISS Proxy Exchange to facilitate its voting and engagement activities. ISS is used for research and recommendations and Broadridge Proxy Edge is used to vote.
Where ISS research highlights issues which do not represent best practice, portfolio managers may discuss the issue internally with the Investment Director or they may choose to discuss specific issues directly with company management. After careful analysis, a voting decision is made by the portfolio manager for the particular account and an authorized individual submits the proxy vote.
Should a conflict of interest arise between JOHCM USA's interests and those of a client, JOHCM USA will arrange a discussion with such client to review the proxy voting materials and the conflict and will obtain the client's consent before voting. If JOHCM USA is not able to obtain the client's consent, JOHCM USA shall take reasonable steps to ensure, and must be able to demonstrate that those steps resulted in, a decision to vote the proxies in the best interests of the client.
Once the proxy has been voted, it is recorded and stored on the Broadridge Proxy Edge system. These records contain the proxy statements received on behalf of the client and the record of votes cast on behalf of the client. The Adviser also retains any documents that it has prepared which were material to making a decision on how to vote, or that memorialized the basis for the decision, and records of the client's requests for proxy voting information and any written response.
Clients may request a copy of our proxy voting policy or information regarding this proxy voting policy, including how JOHCM USA voted on specific proxies.
A-1

PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)	Articles of Incorporation.
	(i)	Certificate of Conversion, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 58 dated August 7, 2017, is hereby incorporated by reference.
(ii)
Second Amended and Restated Agreement and Declaration of Trust dated June 21, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(b)	By-Laws.
	(i)	Registrant’s Second Amended By-Laws dated June 21, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.
(ii)
Amendment to Registrant’s Second Amended By-Laws dated December 12, 2018, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.
(d)	Investment Advisory Contracts.
(i)
Amended and Restated Investment Advisory Agreement between Registrant and J O Hambro Capital Management
Limited dated August 31, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated
October 19, 2017, is hereby incorporated by reference.

(ii)
First Amended Schedule A to the Amended and Restated Investment Advisory Agreement dated September 21, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(iii)
Amended and Restated Investment Sub-Advisory Agreement between J O Hambro Capital Management Limited and
JOHCM (USA) Inc. dated August 31, 2017, with respect to JOHCM Global Income Builder Fund, JOHCM International
Small Cap Equity Fund which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated
October 19, 2017, is hereby incorporated by reference.

(iv)
First Amendment to Appendix A to the Amended and Restated Investment Sub-Advisory Agreement effective as of
September 21, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19,
2017, is hereby incorporated by reference.

(v)
First Amendment to Appendix B to the Amended and Restated Investment Sub-Advisory Agreement effective as of
September 21, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28,
2019, is hereby incorporated by reference.

(vi)
Second Amended Schedule A to the Amended and Restated Investment Advisory Agreement between the Registrant and
J O Hambro Capital Management Limited dated December 16, 2019, which was filed as an Exhibit to Registrant’s
Post-Effective Amendment No. 82 dated January 28, 2020, is hereby incorporated by reference.

(vii)
Third Amended Schedule A to the Amended and Restated Investment Advisory Agreement between the Registrant and J
O Hambro Capital Management Limited dated March 4, 2020, which was filed as an Exhibit to Registrant’s
Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

	(viii)	Fourth Amended Schedule A to the Amended and Restated Investment Advisory Agreement between the Registrant and J O Hambro Capital Management Limited dated December 11, 2020 which is filed herewith.
(ix)
Second Amendment to Appendix A to the Amended and Restated Investment Sub-Advisory Agreement dated March 4,
2020, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 90 dated July 17, 2020, is hereby incorporated by reference.

(x)
Second Amendment to Appendix B to the Amended and Restated Investment Sub-Advisory Agreement dated March 4,
2020, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 90 dated July 17, 2020, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(i)
Distribution Agreement between Registrant, on behalf of the funds advised by J O Hambro Capital Management
Limited, and BHIL Distributors, LLC dated July 31, 2016, which was filed as an Exhibit to Registrant’s Post-Effective
Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(ii)
First Amendment to Distribution Agreement dated March 31, 2017, which was filed as an Exhibit to Registrant’s
Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(iii)
First Amended Exhibit A to the Distribution Agreement effective as of September 19, 2017, which was filed as an
Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(iv)
Novation of Distribution Agreement between Registrant, on behalf of the funds advised by J O Hambro Capital
Management Limited, and BHIL Distributors, LLC, which was filed as an Exhibit to Registrant’s Post-Effective
Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(v)
Second Amended Exhibit A to the Distribution Agreement, dated March 4, 2020, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(vi)
Distribution Services Agreement between J O Hambro Capital Management Limited and BHIL Distributors, LLC dated
July 31, 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48 dated September 15,
2016, is hereby incorporated by reference.

(vii) Form of Dealer’s Agreement, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts. None.
(g)	Custodial Agreement.
(i)
Amended and Restated Custody Agreement between Registrant, on behalf of the JOHCM Funds, and The Northern Trust
Company dated March 31, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated
October 19, 2017, is hereby incorporated by reference.

(ii)
Amendment to the Amended and Restated Custody Agreement and Amended Schedule B to the Amended and Restated
Custody Agreement dated September 19, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment
No.59 dated October 19, 2017, is hereby incorporated by reference.

(iii)
Second Amendment to the Amended and Restated Custody Agreement dated September 11, 2019, which was filed as an
Exhibit to Registrant’s Post-Effective Amendment No. 82 dated January 28, 2020, is hereby incorporated by reference.

(iv)
Amendment to the Amended and Restated Custody Agreement dated December 12, 2019, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 82 dated January 28, 2020, is hereby incorporated by reference.

(v)
Amendment to Amended and Restated Custody Agreement dated March 4, 2020, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(h)	Other Material Contracts.
(i)
Amended and Restated Transfer Agency and Service Agreement between Registrant, on behalf of the JOHCM Funds, and The Northern Trust Company dated December 14, 2016, which was filed as an Exhibit to Registrant’s Post-Effective
Amendment No. 52 dated January 28, 2017, is hereby incorporated by reference.

(ii)
Amendment to Amended and Restated Transfer Agency and Service Agreement dated March 31, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(iii)
Amendment to Amended and Restated Transfer Agency and Service Agreement dated September 19, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(iv)
Third Amendment to Amended and Restated Transfer Agency and Service Agreement dated September 11, 2019, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 82 dated January 28, 2020, is hereby incorporated by reference.

(v)
Amendment to Amended and Restated Transfer Agency and Services Agreement dated March 4, 2020, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(vi)
First Amendment to Amended and Restated Services Agreement for Trust and Regulatory Governance dated April 2,
2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(vii)
Second Amended and Restated Services Agreement for Trust and Regulatory Governance between Registrant, on behalf of the JOHCM Funds, and Foreside Fund Officer Services, LLC dated September 20, 2018, which was filed as an
Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(viii)
First Amendment to Second Amended and Restated Services Agreement for Trust and Regulatory Governance between
Registrant, on behalf of the JOHCM Funds, and Foreside Fund Officer Services, LLC, dated March 4, 2020, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(ix)
Expense Limitation Agreement between Registrant and J O Hambro Capital Management Limited, on behalf of the
JOHCM Funds, dated September 10, 2013, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1
to Form N-14 dated November 22, 2013, is hereby incorporated by reference.

(x)
First Amendment to the Expense Limitation Agreement between Registrant and J O Hambro Capital Management
Limited, on behalf of the JOHCM Funds, dated March 31, 2017, which was filed as an Exhibit to Registrant’s
Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(xi)	Second Amendment to the Expense Limitation Agreement between Registrant and J O Hambro Capital Management Limited, on behalf of the JOHCM Funds, dated June 11, 2020, which is filed herewith.
(xii)
Second Amended Schedule A dated September 9, 2014 to the Expense Limitation Agreement between Registrant and J
O Hambro Capital Management Limited, on behalf of the JOHCM Emerging Markets Small Mid Cap Equity Fund and
the JOHCM US Small Mid Cap Equity Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment
No. 24 dated October 20, 2014, is hereby incorporated by reference.

(xiii)
Third Amended Schedule A dated September 14, 2016 to the Expense Limitation Agreement between Registrant and J O
Hambro Capital Management Limited, on behalf of the JOHCM International Opportunities Fund, which was filed as an
Exhibit to Registrant’s Post-Effective Amendment No. 52 dated January 28, 2017, is hereby incorporated by reference.

(xiv)
Fourth Amended Schedule A to the Expense Limitation Agreement between Registrant and J O Hambro Capital
Management Limited, on behalf of the JOHCM Funds, dated September 19, 2017, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(xv)
Fifth Amended Schedule A to the Expense Limitation Agreement between Registrant and J O Hambro Capital
Management Limited, on behalf of the JOHCM Funds, dated April 2, 2018, which was filed as an Exhibit to Registrant’s
Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(xvi)
Sixth Amended Schedule A to the Expense Limitation Agreement between Registrant and J O Hambro Capital
Management Limited, on behalf of the JOHCM Funds, dated August 1, 2018, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(xvii)
Seventh Amended Schedule A to the Expense Limitation Agreement between the Registrant and J O Hambro Capital
Management Limited, on behalf of the JOHCM Funds, dated December 16, 2019, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 82 dated January 28, 2020, is hereby incorporated by reference.

(xviii)
Eighth Amended Schedule A to the Expense Limitation Agreement between the Registrant and J O Hambro Capital
Management Limited, on behalf of the JOHCM Funds, dated March 4, 2020, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(xix)
Ninth Amended Schedule A to the Expense Limitation Agreement between the Registrant and J O Hambro Capital
Management Limited, on behalf of the JOHCM Funds, dated September 10, 2020 which is filed herewith.

(xx)
Tenth Amended Schedule A to the Expense Limitation Agreement between the Registrant and J O Hambro Capital
Management Limited, on behalf of the JOHCM Funds, dated December 11, 2020 which is filed herewith.

(xxi)
Amended and Restated Fund Administration and Accounting Services Agreement between Registrant, on behalf of the
JOHCM Funds, and The Northern Trust Company dated December 14, 2016, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 52 dated January 28, 2017, is hereby incorporated by reference.

(xxii)
Amendment to Amended and Restated Fund Administration and Accounting Services Agreement dated March 31, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(xxiii)
Amendment to Amended and Restated Fund Administration and Accounting Services Agreement dated September 19,
2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(xxiv)
Third Amendment to Amended and Restated Fund Administration and Accounting Services Agreement dated April 2,
2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(xxv)
Fourth Amendment to Amended and Restated Fund Administration and Accounting Services Agreement dated
September 20, 2018, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28,
2019, is hereby incorporated by reference.

(xxvi)
Fifth Amendment to Amended and Restated Fund Administration and Accounting Services Agreement dated
September 11, 2019, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 82 dated January 28,
2020, is hereby incorporated by reference.

(xxvii)
Amendment to Amended and Restated Fund Administration and Accounting Services Agreement dated March 4, 2020, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(xxviii)
Second Amended and Restated Fund Risk Management and Oversight Services Agreement between Registrant and
Carne Global Financial Services (US) LLC, on behalf of the JOHCM Funds, dated July 1, 2019, which was filed as an
Exhibit to Registrant’s Post-Effective Amendment No. 82 dated January 28, 2020, is hereby incorporated by reference.

(xxix)
First Amended Schedule A to Second Amended and Restated Fund Risk Management and Oversight Services
Agreement between Registrant and Carne Global Financial Services (US) LLC, on behalf of the JOHCM Funds, dated
March 4, 2020, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(xxx)
Credit Agreement effective as of December 22, 2017 between Registrant, on behalf of the JOHCM Funds, and The
Northern Trust Company dated December 20, 2017 and effective as of December  22, 2017, which was filed as an
Exhibit to Registrant’s Post-Effective Amendment No. 64 dated January 28, 2018, is hereby incorporated by reference.

(xxxi)
First Amendment to the Credit Agreement dated December 21, 2018, which was filed as an Exhibit to Registrant’s
Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

	(xxxii)	Second Amendment to the Credit Agreement dated December 21, 2019 which is filed herewith.
	(xxxiii)	Third Amendment to the Credit Agreement dated December 20, 2020 which is filed herewith.
(i)	Legal Opinion and Consent.
	(i)	Legal Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.
	(ii)	Legal Consent is filed herewith.
(j)	Other Opinions.
	(i)	Auditor’s Consent is filed herewith.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements.
(i)
Subscription Agreement between the Trust and the Initial Investor dated July 21, 2011, which was filed as an Exhibit to
Registrant’s Pre-Effective Amendment No. 1 dated September 7, 2011, is hereby incorporated by reference.

(m)	Rule 12b-1 Plan:
(i)
Amended Plan of Distribution Pursuant to Rule 12b-1 dated June 18, 2015, which was filed as an Exhibit to Registrant’s
Post-Effective Amendment No. 41 dated January 28, 2016, is hereby incorporated by reference.

(ii)
Amended Exhibit A to the Amended Plan of Distribution Pursuant to Rule 12b-1 effective as of June 16, 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48 dated September 15, 2016, is hereby incorporated by reference.

(iii)
Amended Exhibit A to the Amended Plan of Distribution Pursuant to Rule 12b-1 effective as of September 19, 2017, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(iv)
Second Amended Exhibit A to the Amended Plan of Distribution Pursuant to Rule 12b-1, dated March 4, 2020, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(n)	Rule 18f-3 Plan:
(i)
Amended Multiple Class Plan Pursuant to Rule 18f-3, dated September 20, 2017 which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 59 dated October 19, 2017, is hereby incorporated by reference.

(ii)
Schedule A to the Multiple Class Plan Pursuant to Rule 18f-3, dated March 4, 2020, which was filed as an Exhibit to
Registrant’s Post-Effective Amendment No. 89 dated May 4, 2020, is hereby incorporated by reference.

(o)	Reserved.
(p)	Code of Ethics.
(i)
Code of Ethics of the Registrant. Amended Registrant’s Code of Ethics dated June 10, 2014, which was filed as an
Exhibit to Registrant’s Post-Effective Amendment No. 22, dated August 11, 2014, is hereby incorporated by reference.

(ii)
Code of Ethics of the Adviser. J O Hambro Capital Management Limited Code of Ethics dated March 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 74 dated January 28, 2019, is hereby incorporated by reference.

(iii)
Code of Ethics of the Distributor. Foreside Financial Group, LLC (parent company of BHIL Distributors, LLC) Code of
Ethics dated December 31, 2017 which is was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 61 dated
January 11, 2018, is hereby incorporated by reference.

Item 29. Control Persons. None.
Item 30. Indemnification.
Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers’ liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 31. Business and Other Connections of Investment Adviser.
J O Hambro Capital Management Limited, Level 3, 1 St James’s Market, London SW1Y 4AHB, United Kingdom, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-69614. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.
JOHCM (USA) Inc., 53 State Street, 13th Floor, Boston, MA 02109, is registered as an investment adviser and is a wholly owned subsidiary of J O Hambro Capital Management Limited. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-78083. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.
Item 32. Principal Underwriter.
(a) Foreside Financial Services, LLC (f/k/a/ BHIL Distributors, LLC) (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.2nd Vote Funds
2.13D Activist Fund, Series of Northern Lights Fund Trust
3.AAMA Equity Fund, Series of Asset Management Fund
4.AAMA Income Fund, Series of Asset Management Fund

5.Advisers Investment Trust
6.AltShares Trust
7.BMO Funds, Inc.
8.BMO LGM Frontier Markets Equity Fund
9.Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
10.Bow River Capital Evergreen Fund
11.Conversus StepStone Private Markets
12.Cook & Bynum Funds Trust
13.Datum One Series Trust
14.Diamond Hill Funds
15.Driehaus Mutual Funds
16.Emles Trust
17.FlowStone Opportunity Fund
18.Inspire 100 ETF, Series of Northern Lights Fund Trust IV
19.Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV
20.Inspire Faithward Large Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
21.Inspire Faithward Mid Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
22.Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
23.Inspire International ESG ETF, Series of Northern Lights Fund Trust IV
24.Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV
25.Inspire Tactical Balanced ESG ETF, Series of Northern Lights Fund Trust IV
26.Pax World Funds Series Trust
27.Pax World Funds Series Trust III
28.Praxis Mutual Funds
29.Primark Private Equity Investments Fund
30.Rimrock Funds Trust
31.SA Funds – Investment Trust
32.Sequoia Fund, Inc.
33.Simplify Exchange Traded Funds
34.Siren ETF Trust
(b) The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Name	Address	Position with Underwriter	Position with Registrant
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
(c) Not applicable.
Item 33. Location of Accounts and Records.
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 50 S. LaSalle St., Chicago, IL 60603 and/or by the Registrant’s administrator, transfer agent, fund accounting agent and custodian, The Northern Trust Company, 50 S. LaSalle St., Chicago, IL 60603; the Registrant’s compliance and financial control services service provider, Foreside Fund Officer Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230; the Registrant’s distributor, Foreside Financial Services, LLC (formerly known as BHIL Distributors), LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; J O Hambro Capital Management Limited, Ryder Court, Ground Floor, 14 Ryder Street, London SW1Y6QB, United Kingdom for certain records of the JOHCM Funds; and JOHCM (USA) Inc., 53 State Street, 13th Floor, Boston, MA 02109 for certain records of the JOHCM International Small Cap Equity Fund and JOHCM Global Income Builder Fund.
Item 34. Management Services. Not applicable.
Item 35. Undertakings. None

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, State of Illinois, on the 27th day of January, 2021.
Advisers Investment Trust
By:	/s/ Barbara J. Nelligan Barbara J. Nelligan, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature		Title	Date
/s/ Barbara J. Nelligan Barbara J. Nelligan		President (Principal Executive Officer)	January 27, 2021
Daniel P. Houlihan Daniel P. Houlihan*		Trustee	January 27, 2021
D’Ray Moore D’Ray Moore*		Trustee	January 27, 2021
Steven R. Sutermeister Steven R. Sutermeister*		Trustee	January 27, 2021
Michael M. Van Buskirk Michael M. Van Buskirk*		Trustee	January 27, 2021
David M. Whitaker David M. Whitaker*		Trustee	January 27, 2021
/s/ Troy A. Sheets Troy A. Sheets		Treasurer (Principal Financial Officer)	January 27, 2021
By:	/s/ Barbara J. Nelligan Barbara J. Nelligan, as Attorney-in-Fact
*
Pursuant to Power of Attorney

Exhibit Index
1.	Fourth Amended Schedule A to the Amended and Restated Investment Advisory Agreement	Exhibit (d)(viii)
2.	Second Amendment to the Expense Limitation Agreement	Exhibit (h)(xi)
3.	Ninth Amended Schedule A to the Expense Limitation Agreement	Exhibit (h)(xix)
4.	Tenth Amended Schedule A to the Expense Limitation Agreement	Exhibit (h)(xx)
5.	Second Amendment to the Credit Agreement	Exhibit (h)(xxxii)
6.	Third Amendment to the Credit Agreement	Exhibit (h)(xxxiii)
7.	Legal Consent	Exhibit (i)(ii)
8.	Auditor’s Consent	Exhibit (j)(i)